UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2010*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund. The remaining series of the Registrant, MFS Sector Rotational Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS
INVESTMENT MANAGEMENT

SSW
NNE

10/31/10 Semiannual report

LTF-SEM-10/10

MFS® Lifetime Funds

CONTACT INFORMATION	BACK COVER

SIPC Contact Information: You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After an extended rebound in the financial markets, uncertainty returned in early 2010 as investors began to question the durability of the recovery for global economies and markets. That uncertainty led to increased risk aversion, especially as investors saw the eurozone struggle with the debt woes of many of its members. In September, the U.S. Federal Reserve Board’s promises to further loosen monetary policy helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment. As we near the end of 2010, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide will be uneven and volatile.

As always, we continue to be mindful of the many challenges faced at the individual, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 15, 2010

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Lifetime Retirement Income Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	21.9%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.9%
MFS Research Fund	7.9%
MFS Global Bond Fund	5.0%
MFS High Income Fund	3.0%
MFS Mid Cap Growth Fund	3.0%
MFS Research International Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS New Discovery Fund	2.0%
MFS Core Growth Fund	2.0%
MFS Value Fund	2.0%
MFS Diversified Target Return Fund	2.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS International Growth Fund	1.0%
MFS International Value Fund	1.0%
MFS Global Real Estate Fund	1.0%
Cash & Other Net Assets	0.4%

MFS Lifetime 2010 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	21.9%
MFS Limited Maturity Fund	19.9%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	10.0%
MFS Research Fund	7.9%
MFS Global Bond Fund	5.0%
MFS Mid Cap Growth Fund	3.0%
MFS High Income Fund	3.0%
MFS Research International Fund	3.0%
MFS Mid Cap Value Fund	3.0%
MFS New Discovery Fund	2.0%
MFS Core Growth Fund	2.0%
MFS Diversified Target Return Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS International Value Fund	1.0%
MFS International Growth Fund	1.0%
MFS Global Real Estate Fund	1.0%
Cash & Other Net Assets	0.3%

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2020 Fund

Portfolio target allocation

Portfolio holdings
MFS Research Bond Fund	12.1%
MFS Government Securities Fund	10.0%
MFS Core Growth Fund	8.0%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.0%
MFS Research International Fund	6.0%
MFS Inflation-Adjusted Bond Fund	5.1%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Commodity Strategy Fund	3.0%
MFS New Discovery Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Value Fund	3.0%
MFS International Growth Fund	3.0%
MFS Global Real Estate Fund	2.0%
MFS Diversified Target Return Fund	1.0%
MFS International New Discovery Fund	1.0%
MFS Limited Maturity Fund	0.1%
MFS Emerging Markets Equity Fund (o)	0.0%
Cash & Other Net Assets	(0.4)%

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

Portfolio actual allocation

Portfolio Composition – continued

MFS Lifetime 2030 Fund

Portfolio target allocation

Portfolio holdings
MFS Core Growth Fund	11.5%
MFS Value Fund	11.5%
MFS Mid Cap Growth Fund	9.6%
MFS Mid Cap Value Fund	9.5%
MFS Research Fund	8.0%
MFS Research International Fund	7.5%
MFS International Value Fund	6.0%
MFS International Growth Fund	5.9%
MFS Commodity Strategy Fund	4.5%
MFS New Discovery Fund	4.5%
MFS Global Real Estate Fund	4.0%
MFS Inflation-Adjusted Bond Fund	3.8%
MFS International New Discovery Fund	3.0%
MFS Research Bond Fund	2.8%
MFS High Income Fund	2.5%
MFS Global Bond Fund	2.0%
MFS Emerging Markets Debt Fund	1.5%
MFS Emerging Markets Equity Fund	1.5%
MFS Diversified Target Return Fund	0.5%
Cash & Other Net Assets	(0.1)%

Portfolio actual allocation

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Lifetime 2040 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	12.0%
MFS Value Fund	11.9%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Value Fund	7.0%
MFS International Growth Fund	6.9%
MFS New Discovery Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Research Bond Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	0.0%

MFS Lifetime 2050 Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Core Growth Fund	12.0%
MFS Value Fund	11.9%
MFS Mid Cap Growth Fund	10.1%
MFS Mid Cap Value Fund	10.0%
MFS Research International Fund	8.0%
MFS Research Fund	8.0%
MFS International Growth Fund	7.0%
MFS International Value Fund	7.0%
MFS Commodity Strategy Fund	5.0%
MFS New Discovery Fund	5.0%
MFS Global Real Estate Fund	5.0%
MFS International New Discovery Fund	4.0%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Research Bond Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets (o)	(0.0)%

(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Percentages are based on net assets as of 10/31/10.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, May 1, 2010 through October 31, 2010

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2010 through October 31, 2010.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS LIFETIME RETIREMENT INCOME FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.31%	$1,000.00	$1,045.46	$1.60
	Hypothetical (h)	0.31%	$1,000.00	$1,023.64	$1.58
B	Actual	1.06%	$1,000.00	$1,040.60	$5.45
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
C	Actual	1.06%	$1,000.00	$1,040.60	$5.45
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
I	Actual	0.04%	$1,000.00	$1,045.78	$0.21
	Hypothetical (h)	0.04%	$1,000.00	$1,025.00	$0.20
R1	Actual	1.06%	$1,000.00	$1,040.57	$5.45
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R2	Actual	0.56%	$1,000.00	$1,043.18	$2.88
	Hypothetical (h)	0.56%	$1,000.00	$1,022.38	$2.85
R3	Actual	0.31%	$1,000.00	$1,044.48	$1.60
	Hypothetical (h)	0.31%	$1,000.00	$1,023.64	$1.58
R4	Actual	0.07%	$1,000.00	$1,045.74	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.85	$0.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.25%, 1.00%, 1.00%, 0.00%, 1.00%, 0.50%, 0.25% and 0.00% for Classes A, B, C, I, R1, R2, R3, and R4 respectively; the actual expenses paid during the period would have been approximately $1.29, $5.15, $5.15, $0.00, $5.14, $2.58, $1.29, and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively; and the hypothetical expenses paid during the period would have been approximately $1.28, $5.09, $5.09, $0.00, $5.09,$2.55, $1.28 and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2010 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.32%	$1,000.00	$1,044.25	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.59	$1.63
B	Actual	1.07%	$1,000.00	$1,040.11	$5.50
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
C	Actual	1.06%	$1,000.00	$1,040.43	$5.45
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
I	Actual	0.06%	$1,000.00	$1,044.93	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.90	$0.31
R1	Actual	1.07%	$1,000.00	$1,039.50	$5.50
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
R2	Actual	0.57%	$1,000.00	$1,042.78	$2.93
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R3	Actual	0.32%	$1,000.00	$1,044.25	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.59	$1.63
R4	Actual	0.07%	$1,000.00	$1,044.97	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.85	$0.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.25%, 1.00%, 1.00%, 0.00%, 1.00%, 0.50%, 0.25% and 0.00% for Classes A, B, C, I, R1, R2, R3, and R4 respectively; the actual expenses paid during the period would have been approximately $1.29, $5.14, $5.14, $0.00, $5.14, $2.58, $1.29, and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively; and the hypothetical expenses paid during the period would have been approximately $1.28, $5.09, $5.09, $0.00, $5.09,$2.55, $1.28 and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2020 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.32%	$1,000.00	$1,046.60	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.59	$1.63
B	Actual	1.07%	$1,000.00	$1,043.01	$5.51
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
C	Actual	1.06%	$1,000.00	$1,043.31	$5.46
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
I	Actual	0.07%	$1,000.00	$1,048.36	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.85	$0.36
R1	Actual	1.07%	$1,000.00	$1,043.14	$5.51
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
R2	Actual	0.57%	$1,000.00	$1,044.92	$2.94
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R3	Actual	0.32%	$1,000.00	$1,047.57	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.59	$1.63
R4	Actual	0.07%	$1,000.00	$1,047.39	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.85	$0.36

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.25%, 1.00%, 1.00%, 0.00%, 1.00%, 0.50%, 0.25% and 0.00% for Classes A, B, C, I, R1, R2, R3, and R4 respectively; the actual expenses paid during the period would have been approximately $1.29, $5.15, $5.15, $0.00, $5.15, $2.58, $1.29, and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively; and the hypothetical expenses paid during the period would have been approximately $1.28, $5.09, $5.09, $0.00, $5.09,$2.55, $1.28 and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2030 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.31%	$1,000.00	$1,047.62	$1.60
	Hypothetical (h)	0.31%	$1,000.00	$1,023.64	$1.58
B	Actual	1.06%	$1,000.00	$1,043.84	$5.46
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
C	Actual	1.06%	$1,000.00	$1,043.93	$5.46
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
I	Actual	0.07%	$1,000.00	$1,048.45	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.85	$0.36
R1	Actual	1.07%	$1,000.00	$1,043.89	$5.51
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
R2	Actual	0.57%	$1,000.00	$1,045.88	$2.94
	Hypothetical (h)	0.57%	$1,000.00	$1,022.33	$2.91
R3	Actual	0.32%	$1,000.00	$1,047.72	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.59	$1.63
R4	Actual	0.06%	$1,000.00	$1,048.50	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.90	$0.31

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.25%, 1.00%, 1.00%, 0.00%, 1.00%, 0.50%, 0.25% and 0.00% for Classes A, B, C, I, R1, R2, R3, and R4 respectively; the actual expenses paid during the period would have been approximately $1.29, $5.15, $5.15, $0.00, $5.15, $2.58, $1.29, and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively; and the hypothetical expenses paid during the period would have been approximately $1.28, $5.09, $5.09, $0.00, $5.09, $2.55, $1.28 and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2040 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 5/01/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 5/01/10-10/31/10
A	Actual	0.32%	$1,000.00	$1,047.42	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.59	$1.63
B	Actual	1.07%	$1,000.00	$1,044.49	$5.51
	Hypothetical (h)	1.07%	$1,000.00	$1,019.81	$5.45
C	Actual	1.06%	$1,000.00	$1,043.71	$5.46
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
I	Actual	0.07%	$1,000.00	$1,049.32	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.85	$0.36
R1	Actual	1.06%	$1,000.00	$1,043.66	$5.46
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
R2	Actual	0.56%	$1,000.00	$1,046.66	$2.89
	Hypothetical (h)	0.56%	$1,000.00	$1,022.38	$2.85
R3	Actual	0.32%	$1,000.00	$1,047.42	$1.65
	Hypothetical (h)	0.32%	$1,000.00	$1,023.59	$1.63
R4	Actual	0.06%	$1,000.00	$1,048.27	$0.31
	Hypothetical (h)	0.06%	$1,000.00	$1,024.90	$0.31

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.25%, 1.00%, 1.00%, 0.00%, 1.00%, 0.50%, 0.25% and 0.00% for Classes A, B, C, I, R1, R2, R3, and R4 respectively; the actual expenses paid during the period would have been approximately $1.29, $5.15, $5.15, $0.00, $5.15, $2.58, $1.29, and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively; and the hypothetical expenses paid during the period would have been approximately $1.28, $5.09, $5.09, $0.00, $5.09, $2.55, $1.28 and $0.00 for Classes A, B, C, I, R1, R2, R3, and R4 respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

Expense Tables – continued

MFS LIFETIME 2050 FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 9/15/10	Ending Account Value 10/31/10	Expenses Paid During Period (p) 9/15/10-10/31/10
A	Actual	0.25%	$1,000.00	$1,060.00	$0.33
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
B	Actual	1.00%	$1,000.00	$1,059.00	$1.33
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
C	Actual	1.00%	$1,000.00	$1,059.00	$1.33
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
I	Actual	0.00%	$1,000.00	$1,060.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00
R1	Actual	1.00%	$1,000.00	$1,059.00	$1.33
	Hypothetical (h)	1.00%	$1,000.00	$1,020.16	$5.09
R2	Actual	0.50%	$1,000.00	$1,059.00	$0.66
	Hypothetical (h)	0.50%	$1,000.00	$1,022.68	$2.55
R3	Actual	0.25%	$1,000.00	$1,060.00	$0.33
	Hypothetical (h)	0.25%	$1,000.00	$1,023.95	$1.28
R4	Actual	0.00%	$1,000.00	$1,060.00	$0.00
	Hypothetical (h)	0.00%	$1,000.00	$1,025.21	$0.00

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher. For the hypothetical expenses paid it is assumed that the fund was in existence for the entire six month period ended October 31, 2010.

PORTFOLIO OF INVESTMENTS

10/31/10 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS LIFETIME RETIREMENT INCOME FUND

Mutual Funds - 99.6%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	62,867	$769,495
MFS Core Growth Fund - Class I	88,233	1,531,728
MFS Diversified Target Return Fund - Class I (a)	165,477	1,530,661
MFS Emerging Markets Debt Fund - Class I	49,988	768,809
MFS Global Bond Fund - Class I	350,224	3,845,460
MFS Global Real Estate Fund - Class I	49,694	766,278
MFS Government Securities Fund - Class I	737,101	7,673,221
MFS High Income Fund - Class I	664,753	2,306,691
MFS Inflation-Adjusted Bond Fund - Class I	716,826	7,684,375
MFS International Growth Fund - Class I	30,299	767,778
MFS International Value Fund - Class I	30,598	767,408
MFS Limited Maturity Fund - Class I	2,458,612	15,341,737
MFS Mid Cap Growth Fund - Class I (a)	271,981	2,306,397
MFS Mid Cap Value Fund - Class I	187,448	2,298,107
MFS New Discovery Fund - Class I (a)	65,672	1,535,407
MFS Research Bond Fund - Class I	1,589,992	16,901,611
MFS Research Fund - Class I	258,008	6,122,539
MFS Research International Fund - Class I	150,270	2,303,633
MFS Value Fund - Class I	70,646	1,530,903
Total Mutual Funds (Identified Cost, $68,451,020)		$76,752,238

Other Assets, Less Liabilities - 0.4%		283,112
Net Assets - 100.0%		$77,035,350

MFS LIFETIME 2010 FUND

Mutual Funds - 99.7%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	43,908	$537,440
MFS Core Growth Fund - Class I	61,752	1,072,007
MFS Diversified Target Return Fund - Class I (a)	115,525	1,068,610
MFS Emerging Markets Debt Fund - Class I	34,862	536,173
MFS Global Bond Fund - Class I	244,106	2,680,287
MFS Global Real Estate Fund - Class I	34,551	532,779
MFS Government Securities Fund - Class I	514,613	5,357,120
MFS High Income Fund - Class I	464,017	1,610,139
MFS Inflation-Adjusted Bond Fund - Class I	499,853	5,358,428
MFS International Growth Fund - Class I	21,065	533,793
MFS International Value Fund - Class I	21,341	535,236
MFS Limited Maturity Fund - Class I	1,717,209	10,715,386
MFS Mid Cap Growth Fund - Class I (a)	190,212	1,612,998
MFS Mid Cap Value Fund - Class I	130,744	1,602,919
MFS New Discovery Fund - Class I (a)	45,966	1,074,693
MFS Research Bond Fund - Class I	1,109,191	11,790,699
MFS Research Fund - Class I	180,078	4,273,243
MFS Research International Fund - Class I	104,651	1,604,295
MFS Value Fund - Class I	49,265	1,067,577
Total Mutual Funds (Identified Cost, $45,801,954)		$53,563,822

Repurchase Agreements - 0.1%
Goldman Sachs, 0.22%, dated 10/29/10, due 11/01/10, total to be received $61,001 (secured by U.S. Treasury and Federal Agency obligations valued at $62,220 in a jointly traded account), at Cost and Value	$61,000	$61,000
Total Investments (Identified Cost, $45,862,954)		$53,624,822

Other Assets, Less Liabilities - 0.2%		94,388
Net Assets - 100.0%		$53,719,210

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2020 FUND

Mutual Funds - 100.4%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	289,334	$3,541,441
MFS Core Growth Fund - Class I	540,241	9,378,580
MFS Diversified Target Return Fund - Class I (a)	127,629	1,180,571
MFS Emerging Markets Debt Fund - Class I	228,031	3,507,113
MFS Emerging Markets Equity Fund - Class I	6	187
MFS Global Bond Fund - Class I	530,936	5,829,679
MFS Global Real Estate Fund - Class I	150,540	2,321,327
MFS Government Securities Fund - Class I	1,118,296	11,641,458
MFS High Income Fund - Class I	1,693,804	5,877,502
MFS Inflation-Adjusted Bond Fund - Class I	549,699	5,892,775
MFS International Growth Fund - Class I	137,878	3,493,818
MFS International New Discovery Fund - Class I	53,612	1,156,412
MFS International Value Fund - Class I	139,366	3,495,309
MFS Limited Maturity Fund - Class I	20,311	126,738
MFS Mid Cap Growth Fund - Class I (a)	970,168	8,227,027
MFS Mid Cap Value Fund - Class I	663,326	8,132,374
MFS New Discovery Fund - Class I (a)	150,273	3,513,387
MFS Research Bond Fund - Class I	1,323,111	14,064,665
MFS Research Fund - Class I	393,172	9,329,983
MFS Research International Fund - Class I	456,783	7,002,480
MFS Value Fund - Class I	429,775	9,313,218
Total Mutual Funds (Identified Cost, $104,865,648)		$117,026,044

Repurchase Agreements - 0.1%
Goldman Sachs, 0.22%, dated 10/29/10, due 11/01/10, total to be received $107,002 (secured by U.S. Treasury and Federal Agency obligations valued at $109,141 in a jointly traded account), at Cost and Value	$107,000	$107,000
Total Investments (Identified Cost, $104,972,648)		$117,133,044

Other Assets, Less Liabilities - (0.5)%		(561,614)
Net Assets - 100.0%		$116,571,430

MFS LIFETIME 2030 FUND

Mutual Funds - 100.1%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	311,803	$3,816,468
MFS Core Growth Fund - Class I	558,085	9,688,354
MFS Diversified Target Return Fund - Class I (a)	45,989	425,401
MFS Emerging Markets Debt Fund - Class I	83,517	1,284,498
MFS Emerging Markets Equity Fund - Class I	37,457	1,252,181
MFS Global Bond Fund - Class I	155,558	1,708,027
MFS Global Real Estate Fund - Class I	215,898	3,329,139
MFS High Income Fund - Class I	618,600	2,146,543
MFS Inflation-Adjusted Bond Fund - Class I	295,740	3,170,330
MFS International Growth Fund - Class I	197,589	5,006,911
MFS International New Discovery Fund - Class I	116,252	2,507,550
MFS International Value Fund - Class I	200,357	5,024,956
MFS Mid Cap Growth Fund - Class I (a)	952,711	8,078,991
MFS Mid Cap Value Fund - Class I	649,131	7,958,339
MFS New Discovery Fund - Class I (a)	163,091	3,813,073
MFS Research Bond Fund - Class I	218,281	2,320,328
MFS Research Fund - Class I	282,387	6,701,051
MFS Research International Fund - Class I	409,692	6,280,572
MFS Value Fund - Class I	444,941	9,641,873
Total Mutual Funds (Identified Cost, $74,237,282)		$84,154,585

Repurchase Agreements - 0.1%
Goldman Sachs, 0.22%, dated 10/29/10, due 11/01/10, total to be received $83,002 (secured by U.S. Treasury and Federal Agency obligations valued at $84,661 in a jointly traded account), at Cost and Value	$83,000	$83,000
Total Investments (Identified Cost, $74,320,282)		$84,237,585

Other Assets, Less Liabilities - (0.2)%		(176,262)
Net Assets - 100.0%		$84,061,323

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS LIFETIME 2040 FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	238,377	$2,917,730
MFS Core Growth Fund - Class I	399,815	6,940,793
MFS Emerging Markets Equity Fund - Class I	34,459	1,151,967
MFS Global Real Estate Fund - Class I	185,722	2,863,826
MFS Inflation-Adjusted Bond Fund - Class I	134,578	1,442,677
MFS International Growth Fund - Class I	158,662	4,020,495
MFS International New Discovery Fund - Class I	106,980	2,307,565
MFS International Value Fund - Class I	160,688	4,030,065
MFS Mid Cap Growth Fund - Class I (a)	689,411	5,846,207
MFS Mid Cap Value Fund - Class I	469,520	5,756,316
MFS New Discovery Fund - Class I (a)	124,849	2,918,971
MFS Research Bond Fund - Class I	135,813	1,443,694
MFS Research Fund - Class I	193,797	4,598,799
MFS Research International Fund - Class I	300,182	4,601,793
MFS Value Fund - Class I	318,256	6,896,601
Total Mutual Funds (Identified Cost, $49,755,752)		$57,737,499

Repurchase Agreements - 0.2%
Goldman Sachs, 0.22%, dated 10/29/10, due 11/01/10, total to be received $108,002 (secured by U.S. Treasury and Federal Agency obligations valued at $110,161 in a jointly traded account), at Cost and Value	$108,000	$108,000
Total Investments (Identified Cost, $49,863,752)		$57,845,499

Other Assets, Less Liabilities - (0.2)%		(88,679)
Net Assets - 100.0%		$57,756,820

MFS LIFETIME 2050 FUND

Mutual Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class I (a)	3,502	$42,869
MFS Core Growth Fund - Class I	5,870	101,909
MFS Emerging Markets Equity Fund - Class I	508	16,973
MFS Global Real Estate Fund - Class I	2,746	42,345
MFS Inflation-Adjusted Bond Fund - Class I	1,968	21,096
MFS International Growth Fund - Class I	2,343	59,377
MFS International New Discovery Fund - Class I	1,578	34,029
MFS International Value Fund - Class I	2,355	59,061
MFS Mid Cap Growth Fund - Class I (a)	10,065	85,354
MFS Mid Cap Value Fund - Class I	6,897	84,554
MFS New Discovery Fund - Class I (a)	1,814	42,402
MFS Research Bond Fund - Class I	1,973	20,972
MFS Research Fund - Class I	2,847	67,564
MFS Research International Fund - Class I	4,428	67,886
MFS Value Fund - Class I	4,675	101,304
Total Mutual Funds (Identified Cost, $800,292)		$847,695

Other Assets, Less Liabilities - (0.0)%		(137)
Net Assets - 100.0%		$847,558

Portfolio Footnotes:

(a)	Non-income producing security.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 10/31/10 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
Assets
Investments –
Underlying funds, at value (Identified cost, $68,451,020, $45,801,954, $104,865,648, $74,237,282, $49,755,752, and $800,292, respectively)	$76,752,238	$53,563,822	$117,026,044	$84,154,585	$57,737,499	$847,695
Repurchase agreements, at cost and value	—	61,000	107,000	83,000	108,000	—
Total investments, at value (identified cost, $68,451,020, $45,862,954, $104,972,648, $74,320,282, $49,863,752, and $800,292, respectively)	$76,752,238	$53,624,822	$117,133,044	$84,237,585	$57,845,499	$847,695
Cash	—	854	591	671	403	—
Receivables for
Investments sold	450,741	86,148	181,244	—	37,441	2,993
Fund shares sold	645,193	210,989	317,527	109,168	86,492	—
Interest and dividends	—	1	2	—	2	—
Receivable from investment adviser	34,203	31,780	35,564	33,505	32,101	8,482
Other assets	448	—	3,598	—	—	—
Total assets	$77,882,823	$53,954,594	$117,671,570	$84,380,929	$58,001,938	$859,170

Liabilities
Payable to custodian	$519,608	$ —	$ —	$ —	$ —	$2,993
Payables for
Distributions	24,396	—	—	—	—	—
Investments purchased	246,278	64,949	161,034	133,383	115,888	—
Fund shares reacquired	51,073	165,966	928,665	178,946	123,040	—
Payable to affiliates
Shareholder servicing costs	1,392	382	3,108	1,709	1,554	430
Distribution and service fees	4,515	3,051	6,372	4,439	3,082	46
Administrative services fee	192	192	192	192	192	192
Payable for independent Trustees’ compensation	19	17	19	22	16	103
Accrued expenses and other liabilities	—	827	750	915	1,346	7,848
Total liabilities	$847,473	$235,384	$1,100,140	$319,606	$245,118	$11,612
Net assets	$77,035,350	$53,719,210	$116,571,430	$84,061,323	$57,756,820	$847,558

Net assets consist of
Paid-in capital	$71,396,479	$49,339,992	$115,611,711	$85,052,552	$56,492,325	$800,000
Unrealized appreciation (depreciation) on investments	8,301,218	7,761,868	12,160,396	9,917,303	7,981,747	47,404
Accumulated net realized gain (loss) on investments	(2,647,993)	(4,242,193)	(12,250,616)	(11,010,543)	(6,671,637)	175
Accumulated undistributed (distributions in excess of) net investment income	(14,354)	859,543	1,049,939	102,011	(45,615)	(21)
Net assets	$77,035,350	$53,719,210	$116,571,430	$84,061,323	$57,756,820	$847,558

Statements of Assets and Liabilities (unaudited) – continued

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
Net assets
Class A	$28,297,410	$12,046,227	$22,605,868	$11,658,888	$7,848,535	$105,979
Class B	4,111,174	2,186,308	4,565,677	3,137,940	1,640,156	105,877
Class C	20,402,347	5,705,136	7,517,101	3,565,809	2,521,502	105,877
Class I	4,068,283	608,108	978,605	1,969,599	2,391,405	106,012
Class R1	2,349,254	3,880,234	8,686,439	6,327,578	4,074,455	105,877
Class R2	12,303,442	23,486,551	54,666,533	41,484,634	32,835,405	105,945
Class R3	5,383,078	5,500,442	17,049,249	15,303,349	5,963,931	105,979
Class R4	120,362	306,204	501,958	613,526	481,431	106,012
Total net assets	$77,035,350	$53,719,210	$116,571,430	$84,061,323	$57,756,820	$847,558

Shares of beneficial interest outstanding
Class A	2,587,390	1,020,705	2,096,843	1,152,184	789,502	10,000
Class B	375,793	187,362	427,885	313,896	166,401	10,000
Class C	1,865,107	492,675	709,310	357,360	257,607	10,000
Class I	371,758	51,257	90,262	193,682	239,120	10,000
Class R1	214,600	334,939	816,562	633,649	415,763	10,000
Class R2	1,124,324	2,008,070	5,106,664	4,134,922	3,326,784	10,000
Class R3	492,055	466,269	1,580,622	1,515,077	600,052	10,000
Class R4	10,993	25,839	46,344	60,396	48,169	10,000
Total shares of beneficial interest outstanding	7,042,020	4,587,116	10,874,492	8,361,166	5,843,398	80,000

Class A shares
Net asset value per share (net assets/shares of beneficial interest outstanding)	$10.94	$11.80	$10.78	$10.12	$9.94	$10.60
Offering price per share (100 / 94.25 × net asset value per share)	$11.61	$12.52	$11.44	$10.74	$10.55	$11.25

Class B shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.94	$11.67	$10.67	$10.00	$9.86	$10.59

Class C shares
Net asset value and offering price per share (net assets/shares of beneficial interest outstanding)	$10.94	$11.58	$10.60	$9.98	$9.79	$10.59

Class I shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.94	$11.86	$10.84	$10.17	$10.00	$10.60

Class R1 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.95	$11.58	$10.64	$9.99	$9.80	$10.59

Class R2 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.94	$11.70	$10.70	$10.03	$9.87	$10.59

Class R3 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.94	$11.80	$10.79	$10.10	$9.94	$10.60

Class R4 shares
Net asset value, offering price, and redemption price per share (net assets/shares of beneficial interest outstanding)	$10.95	$11.85	$10.83	$10.16	$9.99	$10.60

On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 10/31/10 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund (c)
Net Investment income (loss)
Dividends from underlying funds	$850,054	$656,282	$940,746	$267,067	$94,949	$494
Interest	286	101	134	137	141	18
Total investment income	$850,340	$656,383	$940,880	$267,204	$95,090	$512
Expenses
Distribution and service fees	$176,914	$128,604	$268,538	$180,510	$124,154	$532
Shareholder servicing costs	2,588	3,329	8,668	6,982	4,825	434
Administrative services fee	8,823	8,823	8,823	8,823	8,823	2,254
Independent Trustees’ compensation	867	826	1,875	1,785	829	103
Custodian fee	7,829	3,396	7,103	5,211	3,948	1,030
Shareholder communications	3,037	4,346	4,977	4,639	4,559	1,381
Auditing fees	15,075	15,075	15,075	15,075	15,075	3,649
Legal fees	261	270	622	404	266	258
Registration fees	59,368	58,136	61,996	59,312	58,145	1,039
Miscellaneous	7,812	7,647	8,546	8,015	7,619	1,932
Total expenses	$282,574	$230,452	$386,223	$290,756	$228,243	$12,612
Fees paid indirectly	—	—	—	—	(1)	—
Reduction of expenses by investment adviser	(85,394)	(85,391)	(81,984)	(85,907)	(87,537)	(12,079)
Net expenses	$197,180	$145,061	$304,239	$204,849	$140,705	$533
Net investment income (loss)	$653,160	$511,322	$636,641	$62,355	$(45,615)	$(21)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions from underlying funds	$(88,536)	$160,133	$(881,027)	$(1,093,805)	$(670,792)	$175
Capital gain distributions from underlying funds	34,796	28,823	130,368	175,063	145,898	—
Net realized gain (loss) on investments	$(53,740)	$188,956	$(750,659)	$(918,742)	$(524,894)	$175
Change in unrealized appreciation (depreciation) on investments	$2,523,972	$1,458,515	$5,343,857	$4,706,387	$3,351,137	$47,404
Net realized and unrealized gain (loss) on investments	$2,470,232	$1,647,471	$4,593,198	$3,787,645	$2,826,243	$47,579
Change in net assets from operations	$3,123,392	$2,158,793	$5,229,839	$3,850,000	$2,780,628	$47,558

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

(unaudited)

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 10/31/10	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund (c)
Change in net assets

From operations
Net investment income (loss)	$653,160	$511,322	$636,641	$62,355	$(45,615)	$(21)
Net realized gain (loss) on investments	(53,740)	188,956	(750,659)	(918,742)	(524,894)	175
Net unrealized gain (loss) on investments	2,523,972	1,458,515	5,343,857	4,706,387	3,351,137	47,404
Change in net assets from operations	$3,123,392	$2,158,793	$5,229,839	$3,850,000	$2,780,628	$47,558

Distributions declared to shareholders
From net investment income	$(666,362)	$—	$—	$—	$—	$—
Change in net assets from fund share transactions	$18,262,135	$3,668,869	$5,565,510	$6,329,598	$5,100,412	$800,000
Total change in net assets	$20,719,165	$5,827,662	$10,795,349	$10,179,598	$7,881,040	$847,558

Net assets
At beginning of period	56,316,185	47,891,548	105,776,081	73,881,725	49,875,780	—
At end of period	$77,035,350	$53,719,210	$116,571,430	$84,061,323	$57,756,820	$847,558
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(14,354)	$859,543	$1,049,939	$102,011	$(45,615)	$(21)

Year ended 4/30/10	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Change in net assets

From operations
Net investment income	$1,104,698	$1,152,798	$1,792,605	$729,672	$400,108
Net realized gain (loss) on investments	(3,350)	123,082	(1,227,547)	(237,592)	(233,714)
Net unrealized gain (loss) on investments	5,369,124	6,198,417	22,729,655	17,204,177	11,867,852
Change in net assets from operations	$6,470,472	$7,474,297	$23,294,713	$17,696,257	$12,034,246

Distributions declared to shareholders
From net investment income	$(1,165,688)	$(1,180,001)	$(2,090,006)	$(1,106,052)	$(760,037)
From net realized gain on investments	(6,251)	—	—	—	—
Total distributions declared to shareholders	$(1,171,939)	$(1,180,001)	$(2,090,006)	$(1,106,052)	$(760,037)
Change in net assets from fund share transactions	$29,772,233	$10,522,875	$17,177,903	$16,101,603	$12,294,450
Total change in net assets	$35,070,766	$16,817,171	$38,382,610	$32,691,808	$23,568,659

Net assets
At beginning of period	21,245,419	31,074,377	67,393,471	41,189,917	26,307,121
At end of period	$56,316,185	$47,891,548	$105,776,081	$73,881,725	$49,875,780
Accumulated undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,152)	$348,221	$413,298	$39,656	$—

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$10.59		$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.32		$0.34	$0.40	$0.39	$0.24
Net realized and unrealized gain (loss) on investments	0.36		1.61		(1.04)	(0.13)	0.36	(0.02	)(g)
Total from investment operations	$0.48		$1.93		$(0.70)	$0.27	$0.75	$0.22

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.34)		$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.34)		$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.94		$10.59		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	4.55	(n)	21.68		(6.90)	2.67	7.67	2.27	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.58	(a)	0.70		1.23	1.61	3.79	14.17	(a)
Expenses after expense reductions (f)(h)	0.31	(a)	0.35		0.43	0.46	0.45	0.45	(a)
Net investment income	2.33	(a)(l)	3.20		3.72	4.01	3.79	3.87	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$28,297		$21,257		$4,940	$3,397	$1,954	$724

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$10.60		$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.25		$0.28	$0.35	$0.32	$0.20
Net realized and unrealized gain (loss) on investments	0.35		1.61		(1.05)	(0.15)	0.37	(0.01	)(g)
Total from investment operations	$0.43		$1.86		$(0.77)	$0.20	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.26)		$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.09)		$(0.26)		$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.94		$10.60		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)(t)	4.06	(n)	20.90		(7.52)	2.01	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	(a)	1.48		1.91	2.28	4.46	14.82	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10		1.10	1.11	1.10	1.10	(a)
Net investment income	1.58	(a)(l)	2.47		3.11	3.41	3.14	3.21	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$4,111		$3,104		$1,377	$771	$630	$367

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$10.60		$9.00		$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.25		$0.29	$0.35	$0.31	$0.19
Net realized and unrealized gain (loss) on investments	0.35		1.61		(1.07)	(0.14)	0.38	0.00	(w)
Total from investment operations	$0.43		$1.86		$(0.78)	$0.21	$0.69	$0.19

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.26)		$(0.28)	$(0.35)	$(0.32)	$(0.19)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.09)		$(0.26)		$(0.32)	$(0.47)	$(0.33)	$(0.19)
Net asset value, end of period	$10.94		$10.60		$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)(t)	4.06	(n)	20.90		(7.61)	2.11	6.98	1.88	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	(a)	1.43		1.88	2.28	4.35	14.82	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10		1.10	1.11	1.10	1.10	(a)
Net investment income	1.58	(a)(l)	2.46		3.20	3.40	3.09	3.14	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$20,402		$15,484		$2,808	$1,034	$778	$379

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$10.60		$9.00		$10.10	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.34		$0.37	$0.40	$0.41	$0.25
Net realized and unrealized gain (loss) on investments	0.34		1.62		(1.05)	(0.08)	0.38	(0.01	)(g)
Total from investment operations	$0.48		$1.96		$(0.68)	$0.32	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.36)		$(0.38)	$(0.46)	$(0.42)	$(0.24)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.36)		$(0.42)	$(0.58)	$(0.43)	$(0.24)
Net asset value, end of period	$10.94		$10.60		$9.00	$10.10	$10.36	$10.00
Total return (%) (r)(s)	4.58	(n)	22.09		(6.68)	3.14	8.04	2.48	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.45		0.90	1.17	3.50	13.82	(a)
Expenses after expense reductions (f)(h)	0.04	(a)	0.10		0.10	0.11	0.10	0.10	(a)
Net investment income	2.53	(a)(l)	3.33		4.07	4.16	4.14	4.24	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$4,068		$557		$198	$203	$67	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$10.61		$9.01		$10.10	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.25		$0.29	$0.39	$0.32	$0.18
Net realized and unrealized gain (loss) on investments	0.35		1.61		(1.06)	(0.17)	0.35	0.00	(w)
Total from investment operations	$0.43		$1.86		$(0.77)	$0.22	$0.67	$0.18

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.26)		$(0.28)	$(0.35)	$(0.31)	$(0.18)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.09)		$(0.26)		$(0.32)	$(0.47)	$(0.32)	$(0.18)
Net asset value, end of period	$10.95		$10.61		$9.01	$10.10	$10.35	$10.00
Total return (%) (r)(s)	4.06	(n)	20.88		(7.51)	2.13	6.77	1.82	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.33	(a)	1.51		1.91	2.43	4.65	15.02	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10		1.10	1.19	1.20	1.20	(a)
Net investment income	1.56	(a)(l)	2.47		3.12	3.57	3.04	3.15	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$2,349		$1,023		$691	$645	$1,162	$127

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$10.60		$9.00		$10.09	$10.36	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.11		$0.30		$0.33	$0.38	$0.38	$0.20
Net realized and unrealized gain (loss) on investments	0.34		1.61		(1.05)	(0.13)	0.34	0.01
Total from investment operations	$0.45		$1.91		$(0.72)	$0.25	$0.72	$0.21

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.31)		$(0.33)	$(0.40)	$(0.35)	$(0.21)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.11)		$(0.31)		$(0.37)	$(0.52)	$(0.36)	$(0.21)
Net asset value, end of period	$10.94		$10.60		$9.00	$10.09	$10.36	$10.00
Total return (%) (r)(s)	4.32	(n)	21.49		(7.05)	2.42	7.35	2.09	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.83	(a)	0.99		1.40	1.84	4.23	14.57	(a)
Expenses after expense reductions (f)(h)	0.56	(a)	0.60		0.60	0.69	0.75	0.75	(a)
Net investment income	2.09	(a)(l)	2.98		3.57	3.76	3.50	3.54	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$12,303		$10,624		$6,102	$6,504	$1,314	$241

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$10.60		$8.99		$10.09	$10.35	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.33		$0.35	$0.44	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	0.35		1.62		(1.06)	(0.16)	0.38	0.00	(g)(w)
Total from investment operations	$0.47		$1.95		$(0.71)	$0.28	$0.74	$0.22

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.34)		$(0.35)	$(0.42)	$(0.38)	$(0.22)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.13)		$(0.34)		$(0.39)	$(0.54)	$(0.39)	$(0.22)
Net asset value, end of period	$10.94		$10.60		$8.99	$10.09	$10.35	$10.00
Total return (%) (r)(s)	4.45	(n)	21.93		(6.92)	2.77	7.51	2.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.77		1.15	1.66	3.57	14.22	(a)
Expenses after expense reductions (f)(h)	0.31	(a)	0.35		0.35	0.45	0.50	0.50	(a)
Net investment income	2.33	(a)(l)	3.29		3.82	4.14	3.62	3.84	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$5,383		$4,151		$5,071	$5,616	$660	$53

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010		2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$10.61		$9.00		$10.10	$10.37	$10.00	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.14		$0.34		$0.37	$0.44	$0.41	$0.24
Net realized and unrealized gain (loss) on investments	0.34		1.63		(1.05)	(0.14)	0.38	0.00	(w)
Total from investment operations	$0.48		$1.97		$(0.68)	$0.30	$0.79	$0.24

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.36)		$(0.38)	$(0.45)	$(0.41)	$(0.24)
From net realized gain on investments	—		(0.00	)(w)	(0.04)	(0.12)	(0.01)	—
Total distributions declared to shareholders	$(0.14)		$(0.36)		$(0.42)	$(0.57)	$(0.42)	$(0.24)
Net asset value, end of period	$10.95		$10.61		$9.00	$10.10	$10.37	$10.00
Total return (%) (r)(s)	4.57	(n)	22.21		(6.67)	2.97	8.04	2.42	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.33	(a)	0.47		0.88	1.42	3.58	13.92	(a)
Expenses after expense reductions (f)(h)	0.07	(a)	0.10		0.10	0.16	0.20	0.20	(a)
Net investment income	2.59	(a)(l)	3.38		3.97	4.28	4.04	4.14	(a)
Portfolio turnover	13		12		58	61	22	14
Net assets at end of period (000 omitted)	$120		$116		$58	$172	$55	$51

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME RETIREMENT INCOME FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$11.30		$9.51	$10.98	$11.08	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.34	$0.34	$0.37	$0.35	$0.18
Net realized and unrealized gain (loss) on investments	0.37		1.78	(1.45)	(0.07)	0.56	0.29
Total from investment operations	$0.50		$2.12	$(1.11)	$0.30	$0.91	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.35)	$(0.25)	$(0.20)	$(0.08)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.36)	$(0.40)	$(0.22)	$(0.08)
Net asset value, end of period	$11.80		$11.30	$9.51	$10.98	$11.08	$10.39
Total return (%) (r)(s)(t)	4.42	(n)	22.39	(9.89)	2.65	8.80	4.67	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	(a)	0.68	0.90	1.19	2.63	13.57	(a)
Expenses after expense reductions (f)(h)	0.32	(a)	0.35	0.43	0.45	0.45	0.45	(a)
Net investment income	2.33	(a)(l)	3.16	3.44	3.42	3.25	2.96	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$12,046		$9,605	$6,136	$5,308	$3,058	$468

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$11.22		$9.44	$10.91	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.26	$0.27	$0.29	$0.28	$0.14
Net realized and unrealized gain (loss) on investments	0.36		1.77	(1.43)	(0.07)	0.54	0.29
Total from investment operations	$0.45		$2.03	$(1.16)	$0.22	$0.82	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.30)	$(0.18)	$(0.15)	$(0.06)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.31)	$(0.33)	$(0.17)	$(0.06)
Net asset value, end of period	$11.67		$11.22	$9.44	$10.91	$11.02	$10.37
Total return (%) (r)(s)(t)	4.01	(n)	21.57	(10.46)	2.01	7.99	4.32	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.44	1.57	1.85	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	1.58	(a)(l)	2.42	2.77	2.75	2.59	2.32	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$2,186		$2,096	$1,762	$1,578	$677	$138

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$11.13		$9.40	$10.89	$11.02	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.26	$0.27	$0.31	$0.27	$0.14
Net realized and unrealized gain (loss) on investments	0.36		1.75	(1.44)	(0.09)	0.56	0.29
Total from investment operations	$0.45		$2.01	$(1.17)	$0.22	$0.83	$0.43

Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.31)	$(0.20)	$(0.16)	$(0.06)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.28)	$(0.32)	$(0.35)	$(0.18)	$(0.06)
Net asset value, end of period	$11.58		$11.13	$9.40	$10.89	$11.02	$10.37
Total return (%) (r)(s)(t)	4.04	(n)	21.44	(10.52)	1.98	8.01	4.28	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.42	1.58	1.87	3.41	14.22	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	1.58	(a)(l)	2.42	2.79	2.80	2.60	2.33	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$5,705		$4,243	$2,138	$946	$522	$96

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$11.35		$9.54	$11.02	$11.11	$10.41	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.37	$0.37	$0.43	$0.36	$0.22
Net realized and unrealized gain (loss) on investments	0.36		1.79	(1.46)	(0.09)	0.57	0.27
Total from investment operations	$0.51		$2.16	$(1.09)	$0.34	$0.93	$0.49

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.38)	$(0.28)	$(0.21)	$(0.08)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.39)	$(0.43)	$(0.23)	$(0.08)
Net asset value, end of period	$11.86		$11.35	$9.54	$11.02	$11.11	$10.41
Total return (%) (r)(s)	4.49	(n)	22.79	(9.64)	3.02	9.05	4.94	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.44	0.55	0.84	2.63	13.22	(a)
Expenses after expense reductions (f)(h)	0.06	(a)	0.10	0.10	0.10	0.10	0.10	(a)
Net investment income	2.58	(a)(l)	3.45	3.66	3.81	3.53	3.26	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$608		$499	$370	$521	$546	$264

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$11.14		$9.39	$10.85	$10.99	$10.37	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.26	$0.27	$0.29	$0.26	$0.13
Net realized and unrealized gain (loss) on investments	0.35		1.75	(1.43)	(0.08)	0.55	0.29
Total from investment operations	$0.44		$2.01	$(1.16)	$0.21	$0.81	$0.42

Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.29)	$(0.20)	$(0.17)	$(0.05)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.26)	$(0.30)	$(0.35)	$(0.19)	$(0.05)
Net asset value, end of period	$11.58		$11.14	$9.39	$10.85	$10.99	$10.37
Total return (%) (r)(s)	3.95	(n)	21.52	(10.49)	1.91	7.84	4.26	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.43	1.57	1.88	3.39	14.42	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10	1.17	1.20	1.20	(a)
Net investment income	1.58	(a)(l)	2.44	2.78	2.65	2.53	2.21	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$3,880		$3,622	$2,636	$2,442	$829	$86

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$11.22		$9.45	$10.92	$11.04	$10.38	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.12		$0.31	$0.32	$0.34	$0.32	$0.14
Net realized and unrealized gain (loss) on investments	0.36		1.77	(1.44)	(0.07)	0.54	0.31
Total from investment operations	$0.48		$2.08	$(1.12)	$0.27	$0.86	$0.45

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.34)	$(0.24)	$(0.18)	$(0.07)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.31)	$(0.35)	$(0.39)	$(0.20)	$(0.07)
Net asset value, end of period	$11.70		$11.22	$9.45	$10.92	$11.04	$10.38
Total return (%) (r)(s)	4.28	(n)	22.11	(10.06)	2.40	8.36	4.47	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	(a)	0.92	1.07	1.46	3.03	13.97	(a)
Expenses after expense reductions (f)(h)	0.57	(a)	0.60	0.60	0.68	0.75	0.75	(a)
Net investment income	2.08	(a)(l)	2.93	3.28	3.21	2.94	2.71	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$23,487		$22,114	$13,266	$13,184	$2,794	$261

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$11.30		$9.51	$10.98	$11.07	$10.39	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.13		$0.34	$0.35	$0.39	$0.35	$0.22
Net realized and unrealized gain (loss) on investments	0.37		1.78	(1.46)	(0.09)	0.54	0.25
Total from investment operations	$0.50		$2.12	$(1.11)	$0.30	$0.89	$0.47

Less distributions declared to shareholders
From net investment income	$—		$(0.33)	$(0.35)	$(0.24)	$(0.19)	$(0.08)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.33)	$(0.36)	$(0.39)	$(0.21)	$(0.08)
Net asset value, end of period	$11.80		$11.30	$9.51	$10.98	$11.07	$10.39
Total return (%) (r)(s)	4.42	(n)	22.39	(9.85)	2.68	8.67	4.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	(a)	0.69	0.81	1.21	2.47	13.62	(a)
Expenses after expense reductions (f)(h)	0.32	(a)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	2.33	(a)(l)	3.19	3.49	3.44	3.14	3.08	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$5,500		$5,536	$4,658	$5,796	$4,685	$549

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$11.34		$9.53	$11.01	$11.11	$10.40	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.15		$0.36	$0.37	$0.42	$0.37	$0.19
Net realized and unrealized gain (loss) on investments	0.36		1.80	(1.46)	(0.10)	0.57	0.29
Total from investment operations	$0.51		$2.16	$(1.09)	$0.32	$0.94	$0.48

Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.38)	$(0.27)	$(0.21)	$(0.08)
From net realized gain on investments	—		—	(0.01)	(0.15)	(0.02)	—
Total distributions declared to shareholders	$—		$(0.35)	$(0.39)	$(0.42)	$(0.23)	$(0.08)
Net asset value, end of period	$11.85		$11.34	$9.53	$11.01	$11.11	$10.40
Total return (%) (r)(s)	4.50	(n)	22.81	(9.64)	2.89	9.06	4.81	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.43	0.52	0.98	2.80	13.32	(a)
Expenses after expense reductions (f)(h)	0.07	(a)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	2.57	(a)(l)	3.39	3.48	3.84	3.46	3.22	(a)
Portfolio turnover	14		14	62	22	27	3
Net assets at end of period (000 omitted)	$306		$176	$108	$582	$57	$52

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2010 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$10.30		$7.97	$11.36	$11.85	$10.85	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.22	$0.21	$0.22	$0.18	$0.08
Net realized and unrealized gain (loss) on investments	0.41		2.36	(3.28)	(0.15)	1.03	0.92
Total from investment operations	$0.48		$2.58	$(3.07)	$0.07	$1.21	$1.00

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$10.78		$10.30	$7.97	$11.36	$11.85	$10.85
Total return (%) (r)(s)(t)	4.66	(n)	32.47	(26.93)	0.47	11.26	10.14	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.46	0.60	0.74	1.26	5.30	(a)
Expenses after expense reductions (f)(h)	0.32	(a)	0.35	0.43	0.45	0.45	0.45	(a)
Net investment income	1.43	(a)(l)	2.28	2.35	1.86	1.63	1.34	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$22,606		$20,097	$10,928	$10,843	$8,188	$2,718

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$10.23		$7.92	$11.28	$11.79	$10.82	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.15	$0.15	$0.14	$0.11	$0.06
Net realized and unrealized gain (loss) on investments	0.41		2.34	(3.26)	(0.15)	1.02	0.90
Total from investment operations	$0.44		$2.49	$(3.11)	$(0.01)	$1.13	$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.19)	$(0.18)	$(0.10)	$(0.14)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.25)	$(0.50)	$(0.16)	$(0.14)
Net asset value, end of period	$10.67		$10.23	$7.92	$11.28	$11.79	$10.82
Total return (%) (r)(s)(t)	4.30	(n)	31.53	(27.49)	(0.23)	10.57	9.71	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.22	1.26	1.39	1.92	5.95	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	0.68	(a)(l)	1.55	1.63	1.23	1.01	0.84	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$4,566		$4,418	$3,176	$4,423	$3,428	$1,009

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$10.16		$7.88	$11.24	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.15	$0.14	$0.15	$0.12	$0.06
Net realized and unrealized gain (loss) on investments	0.41		2.32	(3.24)	(0.16)	1.01	0.91
Total from investment operations	$0.44		$2.47	$(3.10)	$(0.01)	$1.13	$0.97

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.20)	$(0.21)	$(0.12)	$(0.14)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.19)	$(0.26)	$(0.53)	$(0.18)	$(0.14)
Net asset value, end of period	$10.60		$10.16	$7.88	$11.24	$11.78	$10.83
Total return (%) (r)(s)(t)	4.33	(n)	31.52	(27.49)	(0.26)	10.58	9.79	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.21	1.27	1.39	1.86	5.95	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10	1.10	1.10	1.10	1.10	(a)
Net investment income	0.68	(a)(l)	1.58	1.62	1.31	1.07	0.96	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$7,517		$5,978	$3,036	$2,529	$1,148	$143

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$10.34		$8.00	$11.41	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.09		$0.24	$0.24	$0.28	$0.22	$0.10
Net realized and unrealized gain (loss) on investments	0.41		2.37	(3.30)	(0.17)	1.04	0.93
Total from investment operations	$0.50		$2.61	$(3.06)	$0.11	$1.26	$1.03

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.29)	$(0.28)	$(0.17)	$(0.16)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.35)	$(0.60)	$(0.23)	$(0.16)
Net asset value, end of period	$10.84		$10.34	$8.00	$11.41	$11.90	$10.87
Total return (%) (r)(s)	4.84	(n)	32.75	(26.72)	0.76	11.71	10.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.22	(a)	0.22	0.27	0.41	0.96	4.95	(a)
Expenses after expense reductions (f)(h)	0.07	(a)	0.10	0.10	0.10	0.10	0.10	(a)
Net investment income	1.68	(a)(l)	2.57	2.65	2.32	1.97	1.60	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$979		$857	$645	$690	$613	$324

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$10.20		$7.90	$11.23	$11.78	$10.83	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.14	$0.14	$0.14	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	0.41		2.34	(3.23)	(0.16)	1.02	0.92
Total from investment operations	$0.44		$2.48	$(3.09)	$(0.02)	$1.12	$0.96

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.18)	$(0.21)	$(0.11)	$(0.13)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.24)	$(0.53)	$(0.17)	$(0.13)
Net asset value, end of period	$10.64		$10.20	$7.90	$11.23	$11.78	$10.83
Total return (%) (r)(s)	4.31	(n)	31.53	(27.46)	(0.28)	10.41	9.68	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.22	(a)	1.22	1.26	1.45	2.08	6.14	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10	1.17	1.20	1.20	(a)
Net investment income	0.68	(a)(l)	1.55	1.53	1.22	0.90	0.58	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$8,686		$9,195	$6,757	$8,935	$2,549	$549

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$10.24		$7.93	$11.31	$11.83	$10.84	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.06		$0.19	$0.19	$0.18	$0.15	$0.08
Net realized and unrealized gain (loss) on investments	0.40		2.35	(3.26)	(0.15)	1.03	0.91
Total from investment operations	$0.46		$2.54	$(3.07)	$0.03	$1.18	$0.99

Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.25)	$(0.23)	$(0.13)	$(0.15)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.23)	$(0.31)	$(0.55)	$(0.19)	$(0.15)
Net asset value, end of period	$10.70		$10.24	$7.93	$11.31	$11.83	$10.84
Total return (%) (r)(s)	4.49	(n)	32.13	(27.05)	0.09	11.03	9.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.72	(a)	0.72	0.77	0.98	1.62	5.69	(a)
Expenses after expense reductions (f)(h)	0.57	(a)	0.60	0.60	0.69	0.75	0.75	(a)
Net investment income	1.18	(a)(l)	2.06	2.18	1.63	1.36	1.28	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$54,667		$49,039	$31,030	$30,874	$10,494	$1,271

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$10.30		$7.97	$11.36	$11.85	$10.86	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.07		$0.22	$0.21	$0.22	$0.19	$0.12
Net realized and unrealized gain (loss) on investments	0.42		2.36	(3.28)	(0.15)	1.01	0.89
Total from investment operations	$0.49		$2.58	$(3.07)	$0.07	$1.20	$1.01

Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.26)	$(0.24)	$(0.15)	$(0.15)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.25)	$(0.32)	$(0.56)	$(0.21)	$(0.15)
Net asset value, end of period	$10.79		$10.30	$7.97	$11.36	$11.85	$10.86
Total return (%) (r)(s)	4.76	(n)	32.47	(26.91)	0.43	11.15	10.24	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.47	(a)	0.47	0.51	0.75	1.26	5.35	(a)
Expenses after expense reductions (f)(h)	0.32	(a)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	1.43	(a)(l)	2.31	2.33	1.87	1.67	1.63	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$17,049		$15,848	$11,616	$16,151	$11,326	$1,480

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$10.34		$7.99	$11.40	$11.90	$10.87	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.08		$0.24	$0.22	$0.26	$0.21	$0.11
Net realized and unrealized gain (loss) on investments	0.41		2.38	(3.28)	(0.17)	1.04	0.91
Total from investment operations	$0.49		$2.62	$(3.06)	$0.09	$1.25	$1.02

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.29)	$(0.27)	$(0.16)	$(0.15)
From net realized gain on investments	—		—	(0.06)	(0.32)	(0.06)	—
Total distributions declared to shareholders	$—		$(0.27)	$(0.35)	$(0.59)	$(0.22)	$(0.15)
Net asset value, end of period	$10.83		$10.34	$7.99	$11.40	$11.90	$10.87
Total return (%) (r)(s)	4.74	(n)	32.92	(26.75)	0.64	11.61	10.35	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.20	(a)	0.21	0.23	0.48	1.09	5.05	(a)
Expenses after expense reductions (f)(h)	0.07	(a)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	1.66	(a)(l)	2.54	1.99	2.36	1.88	1.87	(a)
Portfolio turnover	12		9	38	15	7	4
Net assets at end of period (000 omitted)	$502		$344	$204	$2,283	$62	$55

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2020 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008		2007		2006 (c)
Class A
Net asset value, beginning of period	$9.66		$7.08	$11.41	$12.24		$11.10		$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.13	$0.08	$0.07		$0.07		$0.01
Net realized and unrealized gain (loss) on investments	0.44		2.63	(4.14)	(0.24)		1.20		1.25
Total from investment operations	$0.46		$2.76	$(4.06)	$(0.17)		$1.27		$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.16)	$(0.20)		$(0.12)		$(0.16)
From net realized gain on investments	—		—	(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$—		$(0.18)	$(0.27)	$(0.66)		$(0.13)		$(0.16)
Net asset value, end of period	$10.12		$9.66	$7.08	$11.41		$12.24		$11.10
Total return (%) (r)(s)(t)	4.76	(n)	39.08	(35.45)	(1.65)		11.57		12.73	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.55	0.74	0.87		1.84		11.40	(a)
Expenses after expense reductions (f)(h)	0.31	(a)	0.35	0.44	0.45		0.45		0.45	(a)
Net investment income	0.40	(a)(l)	1.45	0.98	0.60		0.63		0.20	(a)
Portfolio turnover	9		6	38	14		17		4
Net assets at end of period (000 omitted)	$11,659		$9,817	$4,634	$5,917		$4,758		$686

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008		2007		2006 (c)
Class B
Net asset value, beginning of period	$9.58		$7.03	$11.32	$12.17		$11.07		$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.06	$0.02	$(0.00	)(w)	$(0.00	)(w)	$(0.03)
Net realized and unrealized gain (loss) on investments	0.44		2.61	(4.09)	(0.25)		1.19		1.25
Total from investment operations	$0.42		$2.67	$(4.07)	$(0.25)		$1.19		$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.11)	$(0.14)		$(0.08)		$(0.15)
From net realized gain on investments	—		—	(0.11)	(0.46)		(0.01)		—
Total distributions declared to shareholders	$—		$(0.12)	$(0.22)	$(0.60)		$(0.09)		$(0.15)
Net asset value, end of period	$10.00		$9.58	$7.03	$11.32		$12.17		$11.07
Total return (%) (r)(s)(t)	4.38	(n)	38.07	(35.89)	(2.30)		10.80		12.36	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.31	1.41	1.53		2.54		12.05	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10	1.10	1.10		1.10		1.10	(a)
Net investment income (loss)	(0.35	)(a)(l)	0.72	0.24	(0.02)		(0.04)		(0.41	)(a)
Portfolio turnover	9		6	38	14		17		4
Net assets at end of period (000 omitted)	$3,138		$2,911	$1,735	$2,195		$1,269		$382

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008		2007	2006 (c)
Class C
Net asset value, beginning of period	$9.56		$7.03	$11.34	$12.20		$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.06	$0.03	$(0.00	)(w)	$(0.02)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.44		2.60	(4.10)	(0.25)		1.20	1.24
Total from investment operations	$0.42		$2.66	$(4.07)	$(0.25)		$1.18	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.13)	$(0.15)		$(0.05)	$(0.15)
From net realized gain on investments	—		—	(0.11)	(0.46)		(0.01)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.24)	$(0.61)		$(0.06)	$(0.15)
Net asset value, end of period	$9.98		$9.56	$7.03	$11.34		$12.20	$11.08
Total return (%) (r)(s)(t)	4.39	(n)	37.90	(35.82)	(2.29)		10.72	12.39	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.30	(a)	1.30	1.42	1.53		2.61	12.05	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10	1.10	1.10		1.10	1.10	(a)
Net investment income (loss)	(0.35	)(a)(l)	0.70	0.42	(0.01)		(0.16)	(0.13	)(a)
Portfolio turnover	9		6	38	14		17	4
Net assets at end of period (000 omitted)	$3,566		$2,495	$981	$801		$450	$114

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$9.70		$7.11	$11.46	$12.29	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.16	$0.11	$0.10	$0.10	$0.04
Net realized and unrealized gain (loss) on investments	0.44		2.63	(4.16)	(0.24)	1.22	1.25
Total from investment operations	$0.47		$2.79	$(4.05)	$(0.14)	$1.32	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.19)	$(0.23)	$(0.14)	$(0.17)
From net realized gain on investments	—		—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.30)	$(0.69)	$(0.15)	$(0.17)
Net asset value, end of period	$10.17		$9.70	$7.11	$11.46	$12.29	$11.12
Total return (%) (r)(s)	4.85	(n)	39.32	(35.18)	(1.35)	11.99	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.29	(a)	0.32	0.41	0.52	1.62	11.05	(a)
Expenses after expense reductions (f)(h)	0.07	(a)	0.10	0.10	0.10	0.10	0.10	(a)
Net investment income	0.65	(a)(l)	1.79	1.29	0.86	0.91	0.67	(a)
Portfolio turnover	9		6	38	14	17	4
Net assets at end of period (000 omitted)	$1,970		$1,958	$1,149	$1,308	$1,314	$701

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$9.57		$7.03	$11.29	$12.17	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.07	$0.02	$(0.01)	$(0.02)	$(0.03)
Net realized and unrealized gain (loss) on investments	0.44		2.60	(4.08)	(0.26)	1.20	1.25
Total from investment operations	$0.42		$2.67	$(4.06)	$(0.27)	$1.18	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)	$(0.15)	$(0.08)	$(0.14)
From net realized gain on investments	—		—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.13)	$(0.20)	$(0.61)	$(0.09)	$(0.14)
Net asset value, end of period	$9.99		$9.57	$7.03	$11.29	$12.17	$11.08
Total return (%) (r)(s)	4.39	(n)	38.06	(35.87)	(2.42)	10.72	12.29	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.29	(a)	1.31	1.40	1.58	2.69	12.25	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10	1.17	1.20	1.20	(a)
Net investment income (loss)	(0.35	)(a)(l)	0.79	0.24	(0.12)	(0.14)	(0.49	)(a)
Portfolio turnover	9		6	38	14	17	4
Net assets at end of period (000 omitted)	$6,328		$6,389	$3,717	$5,671	$1,330	$306

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$9.59		$7.04	$11.35	$12.20	$11.09	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.11	$0.07	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	0.43		2.60	(4.11)	(0.26)	1.19	1.23
Total from investment operations	$0.44		$2.71	$(4.04)	$(0.21)	$1.23	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.16)	$(0.18)	$(0.11)	$(0.15)
From net realized gain on investments	—		—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.16)	$(0.27)	$(0.64)	$(0.12)	$(0.15)
Net asset value, end of period	$10.03		$9.59	$7.04	$11.35	$12.20	$11.09
Total return (%) (r)(s)	4.59	(n)	38.63	(35.51)	(1.93)	11.18	12.56	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.80	(a)	0.81	0.91	1.12	2.21	11.80	(a)
Expenses after expense reductions (f)(h)	0.57	(a)	0.60	0.60	0.68	0.75	0.75	(a)
Net investment income	0.15	(a)(l)	1.25	0.89	0.42	0.35	0.10	(a)
Portfolio turnover	9		6	38	14	17	4
Net assets at end of period (000 omitted)	$41,485		$36,518	$20,269	$21,426	$5,980	$331

See Notes to Financial Statements

Financial Statements – continued

MFS LIFETIME 2030 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$9.64		$7.07	$11.40	$12.23	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.13	$0.10	$0.07	$0.08	$0.02
Net realized and unrealized gain (loss) on investments	0.44		2.62	(4.15)	(0.25)	1.18	1.24
Total from investment operations	$0.46		$2.75	$(4.05)	$(0.18)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.18)	$(0.17)	$(0.19)	$(0.12)	$(0.16)
From net realized gain on investments	—		—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.18)	$(0.28)	$(0.65)	$(0.13)	$(0.16)
Net asset value, end of period	$10.10		$9.64	$7.07	$11.40	$12.23	$11.10
Total return (%) (r)(s)	4.77	(n)	38.99	(35.40)	(1.69)	11.49	12.72	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.55	(a)	0.56	0.65	0.88	1.79	11.45	(a)
Expenses after expense reductions (f)(h)	0.32	(a)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	0.40	(a)(l)	1.50	1.16	0.61	0.69	0.33	(a)
Portfolio turnover	9		6	38	14	17	4
Net assets at end of period (000 omitted)	$15,303		$13,516	$8,597	$12,012	$8,198	$354

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$9.69		$7.10	$11.44	$12.28	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.03		$0.14	$0.04	$0.13	$0.09	$0.04
Net realized and unrealized gain (loss) on investments	0.44		2.65	(4.08)	(0.28)	1.21	1.24
Total from investment operations	$0.47		$2.79	$(4.04)	$(0.15)	$1.30	$1.28

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.19)	$(0.23)	$(0.13)	$(0.16)
From net realized gain on investments	—		—	(0.11)	(0.46)	(0.01)	—
Total distributions declared to shareholders	$—		$(0.20)	$(0.30)	$(0.69)	$(0.14)	$(0.16)
Net asset value, end of period	$10.16		$9.69	$7.10	$11.44	$12.28	$11.12
Total return (%) (r)(s)	4.85	(n)	39.38	(35.16)	(1.47)	11.80	12.97	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.30	(a)	0.29	0.33	0.60	1.78	11.15	(a)
Expenses after expense reductions (f)(h)	0.06	(a)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	0.68	(a)(l)	1.64	0.40	1.12	0.85	0.71	(a)
Portfolio turnover	9		6	38	14	17	4
Net assets at end of period (000 omitted)	$614		$278	$108	$2,321	$63	$56

See Notes to Financial Statements

Financial Statements – continued

MFS LIFETIME 2030 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009		2008	2007	2006 (c)
Class A
Net asset value, beginning of period	$9.49		$6.90	$11.37		$12.27	$11.10	$10.00

Income (loss) from investment operations
Net investment income (d)	$ 0.00	(w)	$0.10	$0.06		$0.04	$0.04	$0.01
Net realized and unrealized gain (loss) on investments	0.45		2.66	(4.30)		(0.27)	1.27	1.26
Total from investment operations	$0.45		$2.76	$(4.24)		$(0.23)	$1.31	$1.27

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.14)		$(0.18)	$(0.09)	$(0.16)
From net realized gain on investments	—		—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.17)	$(0.23)		$(0.67)	$(0.14)	$(0.17)
Net asset value, end of period	$9.94		$9.49	$6.90		$11.37	$12.27	$11.10
Total return (%) (r)(s)(t)	4.74	(n)	40.17	(37.10)		(2.12)	11.86	12.76	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	(a)	0.69	1.01		1.27	2.75	11.32	(a)
Expenses after expense reductions (f)(h)	0.32	(a)	0.35	0.43		0.45	0.45	0.45	(a)
Net investment income	0.06	(a)(l)	1.21	0.70		0.34	0.38	0.10	(a)
Portfolio turnover	7		8	33		11	11	33
Net assets at end of period (000 omitted)	$7,849		$6,861	$3,121		$2,978	$3,420	$599

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009		2008	2007	2006 (c)
Class B
Net asset value, beginning of period	$9.44		$6.88	$11.29		$12.21	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.04	$ (0.00	)(w)	$(0.03)	$(0.03)	$(0.03)
Net realized and unrealized gain (loss) on investments	0.45		2.64	(4.25)		(0.28)	1.24	1.27
Total from investment operations	$0.42		$2.68	$(4.25)		$(0.31)	$1.21	$1.24

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.07)		$(0.12)	$(0.03)	$(0.15)
From net realized gain on investments	—		—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.12)	$(0.16)		$(0.61)	$(0.08)	$(0.16)
Net asset value, end of period	$9.86		$9.44	$6.88		$11.29	$12.21	$11.08
Total return (%) (r)(s)(t)	4.45	(n)	39.00	(37.50)		(2.72)	11.00	12.45	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.46	1.66		1.95	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.07	(a)	1.10	1.10		1.10	1.10	1.10	(a)
Net investment income (loss)	(0.69	)(a)(l)	0.49	(0.05)		(0.26)	(0.27)	(0.45	)(a)
Portfolio turnover	7		8	33		11	11	33
Net assets at end of period (000 omitted)	$1,640		$1,630	$1,072		$1,639	$1,124	$466

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009		2008	2007	2006 (c)
Class C
Net asset value, beginning of period	$9.38		$6.85	$11.26		$12.23	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.05	$ (0.00	)(w)	$0.01	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments	0.44		2.61	(4.23)		(0.31)	1.25	1.25
Total from investment operations	$0.41		$2.66	$(4.23)		$(0.30)	$1.22	$1.23

Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.09)		$(0.18)	$(0.02)	$(0.14)
From net realized gain on investments	—		—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.13)	$(0.18)		$(0.67)	$(0.07)	$(0.15)
Net asset value, end of period	$9.79		$9.38	$6.85		$11.26	$12.23	$11.08
Total return (%) (r)(s)(t)	4.37	(n)	38.97	(37.46)		(2.69)	11.05	12.38	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.44	1.68		1.86	3.57	11.97	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10	1.10		1.10	1.10	1.10	(a)
Net investment income (loss)	(0.69	)(a)(l)	0.53	(0.01)		0.06	(0.31)	(0.26	)(a)
Portfolio turnover	7		8	33		11	11	33
Net assets at end of period (000 omitted)	$2,522		$2,134	$859		$964	$212	$86

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009		2008	2007	2006 (c)
Class I
Net asset value, beginning of period	$9.53		$6.93	$11.42		$12.32	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01		$0.13	$0.08		$0.09	$0.08	$0.04
Net realized and unrealized gain (loss) on investments	0.46		2.66	(4.31)		(0.28)	1.27	1.25
Total from investment operations	$0.47		$2.79	$(4.23)		$(0.19)	$1.35	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.17)		$(0.22)	$(0.10)	$(0.16)
From net realized gain on investments	—		—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.19)	$(0.26)		$(0.71)	$(0.15)	$(0.17)
Net asset value, end of period	$10.00		$9.53	$6.93		$11.42	$12.32	$11.12
Total return (%) (r)(s)	4.93	(n)	40.38	(36.88)		(1.75)	12.26	13.01	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.46	0.67		0.95	2.59	10.97	(a)
Expenses after expense reductions (f)(h)	0.07	(a)	0.10	0.10		0.10	0.10	0.10	(a)
Net investment income	0.31	(a)(l)	1.47	0.97		0.76	0.71	0.62	(a)
Portfolio turnover	7		8	33		11	11	33
Net assets at end of period (000 omitted)	$2,391		$2,094	$1,225		$1,518	$1,004	$582

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009		2008	2007	2006 (c)
Class R1
Net asset value, beginning of period	$9.39		$6.84	$11.26		$12.20	$11.08	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)		$0.04	$ (0.00	)(w)	$(0.04)	$(0.05)	$(0.03)
Net realized and unrealized gain (loss) on investments	0.44		2.63	(4.24)		(0.27)	1.26	1.25
Total from investment operations	$0.41		$2.67	$(4.24)		$(0.31)	$1.21	$1.22

Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.09)		$(0.14)	$(0.04)	$(0.13)
From net realized gain on investments	—		—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.12)	$(0.18)		$(0.63)	$(0.09)	$(0.14)
Net asset value, end of period	$9.80		$9.39	$6.84		$11.26	$12.20	$11.08
Total return (%) (r)(s)	4.37	(n)	39.08	(37.53)		(2.75)	11.00	12.31	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.41	(a)	1.46	1.67		1.97	3.55	12.17	(a)
Expenses after expense reductions (f)(h)	1.06	(a)	1.10	1.10		1.17	1.20	1.20	(a)
Net investment income (loss)	(0.69	)(a)(l)	0.48	(0.01)		(0.36)	(0.42)	(0.42	)(a)
Portfolio turnover	7		8	33		11	11	33
Net assets at end of period (000 omitted)	$4,074		$3,759	$2,368		$2,645	$752	$127

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009		2008	2007	2006 (c)
Class R2
Net asset value, beginning of period	$9.43		$6.87	$11.32		$12.24	$11.10	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.09	$0.05		$0.02	$ 0.00 (w)	$0.01
Net realized and unrealized gain (loss) on investments	0.45		2.63	(4.27)		(0.28)	1.26	1.25
Total from investment operations	$0.44		$2.72	$(4.22)		$(0.26)	$1.26	$1.26

Less distributions declared to shareholders
From net investment income	$—		$(0.16)	$(0.14)		$(0.17)	$(0.07)	$(0.15)
From net realized gain on investments	—		—	(0.09)		(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.16)	$(0.23)		$(0.66)	$(0.12)	$(0.16)
Net asset value, end of period	$9.87		$9.43	$6.87		$11.32	$12.24	$11.10
Total return (%) (r)(s)	4.67	(n)	39.67	(37.14)		(2.36)	11.43	12.70	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.91	(a)	0.95	1.18		1.51	3.06	11.72	(a)
Expenses after expense reductions (f)(h)	0.56	(a)	0.60	0.60		0.68	0.75	0.75	(a)
Net investment income (loss)	(0.19	)(a)(l)	1.05	0.57		0.16	0.03	0.08	(a)
Portfolio turnover	7		8	33		11	11	33
Net assets at end of period (000 omitted)	$32,835		$27,881	$14,024		$11,566	$3,702	$323

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R3
Net asset value, beginning of period	$9.49		$6.90	$11.36	$12.27	$11.11	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)	$0.11	$0.06	$0.05	$0.05	$0.03
Net realized and unrealized gain (loss) on investments	0.45		2.65	(4.28)	(0.28)	1.25	1.24
Total from investment operations	$0.45		$2.76	$(4.22)	$(0.23)	$1.30	$1.27

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.15)	$(0.19)	$(0.09)	$(0.15)
From net realized gain on investments	—		—	(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.17)	$(0.24)	$(0.68)	$(0.14)	$(0.16)
Net asset value, end of period	$9.94		$9.49	$6.90	$11.36	$12.27	$11.11
Total return (%) (r)(s)	4.74	(n)	40.13	(37.01)	(2.13)	11.74	12.84	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.66	(a)	0.72	0.91	1.28	2.78	11.37	(a)
Expenses after expense reductions (f)(h)	0.32	(a)	0.35	0.35	0.45	0.50	0.50	(a)
Net investment income	0.06	(a)(l)	1.27	0.72	0.40	0.39	0.38	(a)
Portfolio turnover	7		8	33	11	11	33
Net assets at end of period (000 omitted)	$5,964		$5,283	$3,507	$5,358	$2,371	$169

	Six months ended 10/31/10 (unaudited)		Years ended 4/30
			2010	2009	2008	2007	2006 (c)
Class R4
Net asset value, beginning of period	$9.53		$6.93	$11.41	$12.31	$11.12	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.02		$0.13	$0.04	$0.10	$0.07	$0.04
Net realized and unrealized gain (loss) on investments	0.44		2.66	(4.26)	(0.29)	1.26	1.25
Total from investment operations	$0.46		$2.79	$(4.22)	$(0.19)	$1.33	$1.29

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.17)	$(0.22)	$(0.09)	$(0.16)
From net realized gain on investments	—		—	(0.09)	(0.49)	(0.05)	(0.01)
Total distributions declared to shareholders	$—		$(0.19)	$(0.26)	$(0.71)	$(0.14)	$(0.17)
Net asset value, end of period	$9.99		$9.53	$6.93	$11.41	$12.31	$11.12
Total return (%) (r)(s)	4.83	(n)	40.38	(36.82)	(1.79)	12.07	12.99	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.41	(a)	0.46	0.58	1.06	2.78	11.07	(a)
Expenses after expense reductions (f)(h)	0.06	(a)	0.10	0.10	0.15	0.20	0.20	(a)
Net investment income	0.32	(a)(l)	1.51	0.35	0.87	0.60	0.67	(a)
Portfolio turnover	7		8	33	11	11	33
Net assets at end of period (000 omitted)	$481		$234	$131	$1,455	$63	$56

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2040 FUND – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 29, 2005, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Period ended 10/31/10 (c) (unaudited)
Class A
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.60
Total from investment operations	$0.60
Net asset value, end of period	$10.60
Total return (%) (r)(s)(t)	6.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.56	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income	0.26	(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106

	Period ended 10/31/10 (c) (unaudited)
Class B
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.60
Total from investment operations	$0.59
Net asset value, end of period	$10.59
Total return (%) (r)(s)(t)	5.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.31	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment loss	(0.52	)(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Period ended 10/31/10 (c) (unaudited)

Class C
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment loss (d)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.60
Total from investment operations	$0.59
Net asset value, end of period	$10.59
Total return (%) (r)(s)(t)	5.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.31	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment loss	(0.52	)(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106

	Period ended 10/31/10 (c) (unaudited)

Class I
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.59
Total from investment operations	$0.60
Net asset value, end of period	$10.60
Total return (%) (r)(s)	6.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.33	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income	0.48	(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Period ended 10/31/10 (c) (unaudited)

Class R1
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)
Net realized and unrealized gain (loss) on investments	0.60
Total from investment operations	$0.59
Net asset value, end of period	$10.59
Total return (%) (r)(s)	5.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	12.31	(a)
Expenses after expense reductions (f)(h)	1.00	(a)
Net investment loss	(0.52	)(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106

	Period ended 10/31/10 (c) (unaudited)

Class R2
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments	0.59
Total from investment operations	$0.59
Net asset value, end of period	$10.59
Total return (%) (r)(s)	5.90	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.81	(a)
Expenses after expense reductions (f)(h)	0.50	(a)
Net investment loss	(0.02	)(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106

See Notes to Financial Statements

Financial Highlights – continued

MFS LIFETIME 2050 FUND – continued

	Period ended 10/31/10 (c) (unaudited)

Class R3
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments	0.60
Total from investment operations	$0.60
Net asset value, end of period	$10.60
Total return (%) (r)(s)	6.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.56	(a)
Expenses after expense reductions (f)(h)	0.25	(a)
Net investment income	0.22	(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106

	Period ended 10/31/10 (c) (unaudited)

Class R4
Net asset value, beginning of period	$10.00

Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments	0.59
Total from investment operations	$0.60
Net asset value, end of period	$10.60
Total return (%) (r)(s)	6.00	(n)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	11.31	(a)
Expenses after expense reductions (f)(h)	0.00	(a)
Net investment income	0.47	(a)(l)
Portfolio turnover	1
Net assets at end of period (000 omitted)	$106
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying funds in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 or 0.01%.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, and MFS Lifetime 2050 Fund (the funds) are each a series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds may invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds may invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying fund of the fund of funds are outlined in the underlying funds’ shareholder reports, available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which each fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party

Notes to Financial Statements (unaudited) – continued

pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under each fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of each fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, each fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2010 in valuing each fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Lifetime Retirement Income Fund
Investments at Value
Mutual Funds	$76,752,238	$—	$—	$76,752,238

Lifetime 2010 Fund
Investments at Value
Mutual Funds	$53,563,822	$—	$—	$53,563,822
Short term Investments	—	61,000	—	61,000
Total Investments	$53,563,822	$61,000	$—	$53,624,822

Lifetime 2020 Fund
Investments at Value
Mutual Funds	$117,026,044	$—	$—	$117,026,044
Short term Investments	—	107,000	—	107,000
Total Investments	$117,026,044	$107,000	$—	$117,133,044

Notes to Financial Statements (unaudited) – continued

	Level 1	Level 2	Level 3	Total

Lifetime 2030 Fund
Investments at Value
Mutual Funds	$84,154,585	$—	$—	$84,154,585
Short term Investments	—	83,000	—	83,000
Total Investments	$84,154,585	$83,000	$—	$84,237,585

Lifetime 2040 Fund
Investments at Value
Mutual Funds	$57,737,499	$—	$—	$57,737,499
Short term Investments	—	108,000	—	108,000
Total Investments	$57,737,499	$108,000	$—	$57,845,499

Lifetime 2050 Fund
Investments at Value
Mutual Funds	$847,695	$—	$—	$847,695

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – Each fund entered into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. Each fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. Each fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Each fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the underlying funds, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by each fund is affected by the timing of the declaration of dividends by the underlying funds in which each fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by each fund or in unrealized gain/loss if the security is still held by each fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended October 31, 2010, is shown as a reduction of total expenses on the Statement of Operations. In the case of the MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and the MFS Lifetime 2050 Fund, custody fees were not reduced.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by each fund in the accompanying financial statements.

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and short-term capital gain distributions received from underlying funds.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 4/30/10	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$1,165,720	$1,180,001	$2,090,006	$1,106,052	$760,037
Long-term capital gain	6,219	—	—	—	—
Total distributions	$1,171,939	$1,180,001	$2,090,006	$1,106,052	$760,037

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/10	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
Cost of investments	$69,602,044	$47,817,427	$108,401,675	$77,590,586	$52,156,677	$800,292
Gross appreciation	$7,150,194	$5,807,395	$8,832,232	$6,905,795	$5,688,822	$47,404
Gross depreciation	—	—	(100,863)	(258,796)	—	—
Net unrealized appreciation (depreciation)	$7,150,194	$5,807,395	$8,731,369	$6,646,999	$5,688,822	$47,404

As of 4/30/10
Undistributed ordinary income	92,090	348,221	413,298	39,656	—	—
Capital loss carryforwards	(1,443,229)	(2,476,676)	(7,759,868)	(6,815,248)	(3,839,062)	—
Post-October capital loss deferral	—	—	(311,062)	(6,250)	(14,756)	—
Other temporary differences	(93,242)	—	—	—	—	—
Net unrealized appreciation (depreciation)	4,626,222	4,348,880	3,387,512	1,940,613	2,337,685	—

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of April 30, 2010, certain funds had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Expiration Date	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund
4/30/18	$(1,443,229)	$(2,476,676)	$(7,759,868)	$(6,815,248)	$(3,839,062)

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the Lifetime Retirement Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the Lifetime Retirement Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported on the Statement of Changes in Net Assets are presented by class as follows:

From net investment income

	Lifetime Retirement Income Fund		Lifetime 2010 Fund		Lifetime 2020 Fund
	Six months ended 10/31/10	Year ended 4/30/10	Six months ended 10/31/10	Year ended 4/30/10	Six months ended 10/31/10	Year ended 4/30/10
Class A	$277,076	$398,916	$—	$239,923	$—	$375,478
Class B	28,038	54,087	—	43,474	—	71,060
Class C	144,044	199,711	—	86,642	—	92,302
Class I	29,211	11,116	—	17,838	—	25,558
Class R1	13,968	22,546	—	82,757	—	159,836
Class R2	116,994	266,771	—	533,698	—	995,112
Class R3	55,492	209,818	—	171,304	—	363,183
Class R4	1,539	2,723	—	4,365	—	7,477
Total	$666,362	$1,165,688	$—	$1,180,001	$—	$2,090,006

	Lifetime 2030 Fund		Lifetime 2040 Fund
	Six months ended 10/31/10	Year ended 4/30/10	Six months ended 10/31/10	Year ended 4/30/10
Class A	$—	$139,857	$—	$108,920
Class B	—	30,811	—	20,655
Class C	—	21,749	—	24,224
Class I	—	37,499	—	36,599
Class R1	—	88,337	—	45,257
Class R2	—	543,933	—	423,841
Class R3	—	240,630	—	96,397
Class R4	—	3,236	—	4,144
Total	$—	$1,106,052	$—	$760,037

From net realized gain on investments

	Lifetime Retirement Income Fund
	Six months ended 10/31/10	Year ended 4/30/10
Class A	$—	$2,034
Class B	—	327
Class C	—	1,365
Class I	—	38
Class R1	—	125
Class R2	—	1,346
Class R3	—	1,006
Class R4	—	10
Total	$—	$6,251

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to each fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser had agreed in writing to pay a portion of each fund’s (excluding MFS Lifetime 2050 Fund) operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and

Notes to Financial Statements (unaudited) – continued

investment-related expenses, such that operating expenses did not exceed 0.10% annually of each fund’s average daily net assets. This written agreement terminated on August 31, 2010. For the period May 1, 2010 through August 31, 2010, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
$37,573	$40,422	$30,787	$37,837	$41,960	$—

Effective September 1, 2010, the investment adviser has agreed in writing to pay a portion of each fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.00% annually of each fund’s average daily net assets. This written agreement will continue until modified by each fund’s Board of Trustees, but such agreement will continue at least until September 30, 2011 for the MFS Lifetime 2050 Fund and August 31, 2011 for all other funds. For the six months ended October 31, 2010, this reduction amounted to the following for each fund and is reflected as a reduction of total expenses in the Statement of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
$47,656	$44,837	$50,910	$47,874	$45,444	$12,079

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2010, as its portion of the initial sales charge on sales of Class A shares of each fund:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
$45,001	$9,935	$11,304	$7,377	$3,878	$—

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$29,279
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	13,682
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	26,019
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	12,782
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	8,791
Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	33

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$17,221
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	10,560
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	21,330
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	14,224
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	7,625
Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	134

Notes to Financial Statements (unaudited) – continued

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$88,431
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	24,920
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	32,585
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	14,537
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	11,050
Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	133

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.75%	0.25%	1.00%	1.00%	$8,608
Lifetime 2010 Fund	0.75%	0.25%	1.00%	1.00%	18,250
Lifetime 2020 Fund	0.75%	0.25%	1.00%	1.00%	43,642
Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	31,109
Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	18,776
Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	133

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	0.25%	0.25%	0.50%	0.50%	$27,522
Lifetime 2010 Fund	0.25%	0.25%	0.50%	0.50%	54,648
Lifetime 2020 Fund	0.25%	0.25%	0.50%	0.50%	125,204
Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	91,080
Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	71,267
Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	66

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Lifetime Retirement Income Fund	—	0.25%	0.25%	0.25%	$5,853
Lifetime 2010 Fund	—	0.25%	0.25%	0.25%	6,544
Lifetime 2020 Fund	—	0.25%	0.25%	0.25%	19,758
Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	16,778
Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	6,645
Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	33

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
Total Distribution and Service Fees	$176,914	$128,604	$268,538	$180,510	$124,154	$532

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2010 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2010, were as follows:

CDSC Imposed	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
Class A	$—	$104	$17	$—	$—	$—
Class B	924	1,161	8,040	1,154	2,717	—
Class C	2,124	188	113	146	563	—

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which

Notes to Financial Statements (unaudited) – continued

invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds (other than the MFS Commodity Strategy Fund, MFS Global Bond Fund, and MFS Global Real Estate Fund) in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended October 31, 2010, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed on the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended October 31, 2010 was equivalent to the following annual effective rates of each fund’s average daily net assets:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
0.0274%	0.0356%	0.0163%	0.0237%	0.0347%	2.1106%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Each fund does not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2010, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC amounted to the following and are included in miscellaneous expense on the Statement of Operations:

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
$232	$182	$395	$271	$185	$1

MFS has agreed to reimburse each fund for a portion of the payments made by each fund in the following amounts, which are shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
$165	$132	$287	$196	$133	$—

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated to the following:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
Purchases	$26,301,309	$10,837,418	$19,472,490	$13,168,207	$8,567,554	$804,109
Sales	$8,318,263	$6,786,863	$12,820,660	$6,420,557	$3,345,384	$3,992

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Lifetime Retirement Income Fund				Lifetime 2010 Fund
	Six months ended 10/31/10		Year ended 4/30/10		Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	1,024,022	$10,798,928	1,689,170	$17,057,220	256,495	$2,882,358	476,943	$5,161,977
Class B	154,330	1,625,268	223,386	2,263,230	39,529	438,993	61,451	658,881
Class C	569,484	5,994,309	1,235,323	12,606,117	125,166	1,381,481	232,765	2,483,928
Class I	331,685	3,496,555	37,792	391,953	9,177	106,649	16,601	175,953
Class R1	264,294	2,769,155	65,208	658,456	37,591	417,960	124,123	1,309,541
Class R2	244,207	2,579,209	514,130	5,158,275	382,761	4,337,053	849,555	9,120,371
Class R3	154,060	1,617,673	181,954	1,809,731	91,714	1,050,430	139,057	1,500,655
Class R4	123	1,294	4,929	51,221	23,294	257,704	5,688	61,487
	2,742,205	$28,882,391	3,951,892	$39,996,203	965,727	$10,872,628	1,906,183	$20,472,793

Shares issued to shareholders in reinvestment of distributions
Class A	19,681	$207,919	32,097	$326,187	—	$—	21,149	$229,677
Class B	2,181	23,038	4,737	47,890	—	—	3,913	42,301
Class C	11,143	117,691	15,856	161,698	—	—	5,097	54,689
Class I	781	8,257	1,034	10,494	—	—	1,384	15,081
Class R1	1,308	13,894	2,219	22,376	—	—	7,713	82,757
Class R2	10,792	113,903	25,903	261,970	—	—	48,446	522,738
Class R3	5,242	55,359	20,897	210,498	—	—	15,774	171,302
Class R4	146	1,539	270	2,733	—	—	401	4,365
	51,274	$541,600	103,013	$1,043,846	—	$—	103,877	$1,122,910

Shares reacquired
Class A	(462,902)	$(4,824,389)	(263,841)	$(2,698,072)	(85,488)	$(967,749)	(293,583)	$(3,173,760)
Class B	(73,651)	(767,043)	(88,209)	(891,461)	(38,990)	(433,217)	(65,142)	(693,356)
Class C	(176,739)	(1,854,218)	(102,017)	(1,039,992)	(13,536)	(150,240)	(84,343)	(890,419)
Class I	(13,219)	(139,373)	(8,323)	(87,835)	(1,920)	(22,733)	(12,731)	(141,505)
Class R1	(147,496)	(1,545,378)	(47,701)	(485,842)	(27,796)	(307,848)	(87,464)	(914,633)
Class R2	(132,952)	(1,401,442)	(215,688)	(2,168,275)	(346,046)	(3,876,146)	(330,866)	(3,539,448)
Class R3	(58,998)	(627,596)	(374,924)	(3,889,320)	(115,409)	(1,299,501)	(154,907)	(1,699,052)
Class R4	(221)	(2,417)	(670)	(7,019)	(12,977)	(146,325)	(1,883)	(20,655)
	(1,066,178)	$(11,161,856)	(1,101,373)	$(11,267,816)	(642,162)	$(7,203,759)	(1,030,919)	$(11,072,828)

Net change
Class A	580,801	$6,182,458	1,457,426	$14,685,335	171,007	$1,914,609	204,509	$2,217,894
Class B	82,860	881,263	139,914	1,419,659	539	5,776	222	7,826
Class C	403,888	4,257,782	1,149,162	11,727,823	111,630	1,231,241	153,519	1,648,198
Class I	319,247	3,365,439	30,503	314,612	7,257	83,916	5,254	49,529
Class R1	118,106	1,237,671	19,726	194,990	9,795	110,112	44,372	477,665
Class R2	122,047	1,291,670	324,345	3,251,970	36,715	460,907	567,135	6,103,661
Class R3	100,304	1,045,436	(172,073)	(1,869,091)	(23,695)	(249,071)	(76)	(27,095)
Class R4	48	416	4,529	46,935	10,317	111,379	4,206	45,197
	1,727,301	$18,262,135	2,953,532	$29,772,233	323,565	$3,668,869	979,141	$10,522,875

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund				Lifetime 2030 Fund
	Six months ended 10/31/10		Year ended 4/30/10		Six months ended 10/31/10		Year ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	311,126	$3,136,949	861,465	$8,234,992	232,131	$2,168,838	439,289	$3,901,930
Class B	70,039	701,006	139,458	1,337,920	38,929	361,092	110,945	974,943
Class C	169,912	1,696,086	266,577	2,556,288	128,243	1,178,558	168,692	1,509,461
Class I	19,370	203,248	34,339	316,305	13,263	124,791	68,395	560,152
Class R1	105,564	1,051,663	276,600	2,546,846	77,353	711,988	314,974	2,671,305
Class R2	817,225	8,266,826	1,706,306	16,102,874	788,236	7,391,710	1,603,164	13,998,063
Class R3	195,964	2,011,114	360,982	3,425,712	215,452	2,026,372	414,727	3,617,825
Class R4	90,886	898,291	9,296	90,064	46,408	419,979	16,877	153,828
	1,780,086	$17,965,183	3,655,023	$34,611,001	1,540,015	$14,383,328	3,137,063	$27,387,507

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	37,268	$365,601	—	$—	14,819	$136,039
Class B	—	—	7,042	68,803	—	—	3,318	30,291
Class C	—	—	6,690	64,890	—	—	1,633	14,872
Class I	—	—	2,510	24,703	—	—	4,072	37,499
Class R1	—	—	16,410	159,836	—	—	9,686	88,338
Class R2	—	—	101,525	990,887	—	—	59,482	542,475
Class R3	—	—	37,022	363,183	—	—	26,241	240,630
Class R4	—	—	761	7,477	—	—	352	3,236
	—	$—	209,228	$2,045,380	—	$—	119,603	$1,093,380

Shares reacquired
Class A	(165,826)	$(1,667,153)	(318,985)	$(3,061,579)	(95,965)	$(897,189)	(92,109)	$(810,830)
Class B	(74,038)	(738,315)	(115,496)	(1,110,667)	(28,824)	(264,821)	(57,145)	(484,180)
Class C	(48,990)	(493,331)	(70,064)	(661,936)	(31,726)	(292,405)	(49,085)	(437,987)
Class I	(11,945)	(119,251)	(34,682)	(347,454)	(21,482)	(196,781)	(32,246)	(289,568)
Class R1	(190,598)	(1,920,983)	(246,742)	(2,329,862)	(111,265)	(1,063,110)	(185,482)	(1,676,241)
Class R2	(500,633)	(5,083,392)	(932,648)	(8,964,009)	(460,704)	(4,276,226)	(734,389)	(6,402,277)
Class R3	(153,622)	(1,574,291)	(317,071)	(2,979,268)	(101,785)	(928,622)	(255,078)	(2,245,971)
Class R4	(77,819)	(802,957)	(2,357)	(23,703)	(14,724)	(134,576)	(3,665)	(32,230)
	(1,223,471)	$(12,399,673)	(2,038,045)	$(19,478,478)	(866,475)	$(8,053,730)	(1,409,199)	$(12,379,284)

Net change
Class A	145,300	$1,469,796	579,748	$5,539,014	136,166	$1,271,649	361,999	$3,227,139
Class B	(3,999)	(37,309)	31,004	296,056	10,105	96,271	57,118	521,054
Class C	120,922	1,202,755	203,203	1,959,242	96,517	886,153	121,240	1,086,346
Class I	7,425	83,997	2,167	(6,446)	(8,219)	(71,990)	40,221	308,083
Class R1	(85,034)	(869,320)	46,268	376,820	(33,912)	(351,122)	139,178	1,083,402
Class R2	316,592	3,183,434	875,183	8,129,752	327,532	3,115,484	928,257	8,138,261
Class R3	42,342	436,823	80,933	809,627	113,667	1,097,750	185,890	1,612,484
Class R4	13,067	95,334	7,700	73,838	31,684	285,403	13,564	124,834
	556,615	$5,565,510	1,826,206	$17,177,903	673,540	$6,329,598	1,847,467	$16,101,603

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund				Lifetime 2050 Fund
	Six months ended 10/31/10		Year ended 4/30/10		Period ended 10/31/10 (c)		Year ended 4/30/10
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	139,122	$1,268,347	409,230	$3,541,273	10,000	$100,000	—	$—
Class B	15,482	141,153	72,867	615,216	10,000	100,000	—	—
Class C	60,802	544,505	140,211	1,197,776	10,000	100,000	—	—
Class I	24,989	230,351	50,347	428,693	10,000	100,000	—	—
Class R1	68,290	616,258	168,470	1,411,829	10,000	100,000	—	—
Class R2	725,364	6,592,733	1,519,388	12,949,090	10,000	100,000	—	—
Class R3	110,804	1,011,662	229,260	1,961,226	10,000	100,000	—	—
Class R4	29,959	263,982	6,892	61,025	10,000	100,000	—	—
	1,174,812	$10,668,991	2,596,665	$22,166,128	80,000	$800,000	—	$—

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	11,819	$106,610	—	$—	—	$—
Class B	—	—	2,228	20,054	—	—	—	—
Class C	—	—	1,837	16,427	—	—	—	—
Class I	—	—	4,044	36,599	—	—	—	—
Class R1	—	—	5,048	45,179	—	—	—	—
Class R2	—	—	46,796	419,758	—	—	—	—
Class R3	—	—	10,687	96,397	—	—	—	—
Class R4	—	—	458	4,144	—	—	—	—
	—	$—	82,917	$745,168	—	$—	—	$—

Shares reacquired
Class A	(72,530)	$(668,008)	(150,140)	$(1,313,280)	—	$—	—	$—
Class B	(21,708)	(194,782)	(58,238)	(504,255)	—	—	—	—
Class C	(30,704)	(273,925)	(39,948)	(326,261)	—	—	—	—
Class I	(5,478)	(52,456)	(11,572)	(100,351)	—	—	—	—
Class R1	(52,792)	(487,703)	(119,322)	(1,031,797)	—	—	—	—
Class R2	(354,277)	(3,227,089)	(652,168)	(5,652,239)	—	—	—	—
Class R3	(67,540)	(604,194)	(191,418)	(1,673,707)	—	—	—	—
Class R4	(6,396)	(60,422)	(1,679)	(14,956)	—	—	—	—
	(611,425)	$(5,568,579)	(1,224,485)	$(10,616,846)	—	$—	—	$—

Net change
Class A	66,592	$600,339	270,909	$2,334,603	10,000	$100,000	—	$—
Class B	(6,226)	(53,629)	16,857	131,015	10,000	100,000	—	—
Class C	30,098	270,580	102,100	887,942	10,000	100,000	—	—
Class I	19,511	177,895	42,819	364,941	10,000	100,000	—	—
Class R1	15,498	128,555	54,196	425,211	10,000	100,000	—	—
Class R2	371,087	3,365,644	914,016	7,716,609	10,000	100,000	—	—
Class R3	43,264	407,468	48,529	383,916	10,000	100,000	—	—
Class R4	23,563	203,560	5,671	50,213	10,000	100,000	—	—
	563,387	$5,100,412	1,455,097	$12,294,450	80,000	$800,000	—	$—

(c)	For the period from the commencement of the fund’s investment operations, September 15, 2010, through the stated period end.

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2010, each fund’s commitment fee and interest expense were equal to the following and are included in miscellaneous expense on the Statement of Operations:

	Lifetime Retirement Income Fund	Lifetime 2010 Fund	Lifetime 2020 Fund	Lifetime 2030 Fund	Lifetime 2040 Fund	Lifetime 2050 Fund
Commitment Fee	$270	$219	$486	$348	$239	$—
Interest Expense	—	—	—	—	—	—

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	Lifetime Retirement Income Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	67,055	(4,188)	62,867
MFS Core Growth Fund	65,892	28,551	(6,210)	88,233
MFS Diversified Target Return Fund	118,490	53,246	(6,259)	165,477
MFS Emerging Markets Debt Fund	116,609	18,367	(84,988)	49,988
MFS Global Bond Fund	—	359,145	(8,921)	350,224
MFS Global Real Estate Fund	37,662	17,125	(5,093)	49,694
MFS Government Securities Fund	556,917	234,708	(54,524)	737,101
MFS High Income Fund	503,680	201,136	(40,063)	664,753
MFS Inflation-Adjusted Bond Fund	554,960	206,838	(44,972)	716,826
MFS International Growth Fund	24,148	8,532	(2,381)	30,299
MFS International Value Fund	23,669	8,838	(1,909)	30,598
MFS Limited Maturity Fund	1,819,103	804,191	(164,682)	2,458,612
MFS Mid Cap Growth Fund	202,775	95,995	(26,789)	271,981
MFS Mid Cap Value Fund	138,453	62,796	(13,801)	187,448
MFS New Discovery Fund	51,644	22,712	(8,684)	65,672
MFS Research Bond Fund	1,372,425	487,754	(270,187)	1,589,992
MFS Research Fund	212,051	88,576	(42,619)	258,008
MFS Research International Fund	119,173	42,974	(11,877)	150,270
MFS Value Fund	50,852	23,172	(3,378)	70,646

Notes to Financial Statements (unaudited) – continued

	Lifetime Retirement Income Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$1,783	$—	$—	$769,495
MFS Core Growth Fund	(4,702)	—	—	1,531,728
MFS Diversified Target Return Fund	(2,268)	—	—	1,530,661
MFS Emerging Markets Debt Fund	41,893	—	22,832	768,809
MFS Global Bond Fund	829	—	32,563	3,845,460
MFS Global Real Estate Fund	(7,540)	34,796	712	766,278
MFS Government Securities Fund	1,856	—	107,039	7,673,221
MFS High Income Fund	(2,591)	—	73,730	2,306,691
MFS Inflation-Adjusted Bond Fund	119	—	75,631	7,684,375
MFS International Growth Fund	(4,361)	—	—	767,778
MFS International Value Fund	(3,880)	—	—	767,408
MFS Limited Maturity Fund	(25,154)	—	231,469	15,341,737
MFS Mid Cap Growth Fund	(4,299)	—	—	2,306,397
MFS Mid Cap Value Fund	(6,768)	—	—	2,298,107
MFS New Discovery Fund	988	—	—	1,535,407
MFS Research Bond Fund	4,098	—	295,488	16,901,611
MFS Research Fund	(57,830)	—	—	6,122,539
MFS Research International Fund	(15,673)	—	—	2,303,633
MFS Value Fund	(5,036)	—	10,590	1,530,903
	$(88,536)	$34,796	$850,054	$76,752,238

	Lifetime 2010 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	51,463	(7,555)	43,908
MFS Core Growth Fund	65,474	9,355	(13,077)	61,752
MFS Diversified Target Return Fund	100,822	16,900	(2,197)	115,525
MFS Emerging Markets Debt Fund	104,770	2,969	(72,877)	34,862
MFS Global Bond Fund	—	256,956	(12,850)	244,106
MFS Global Real Estate Fund	32,001	9,023	(6,473)	34,551
MFS Government Securities Fund	473,513	73,982	(32,882)	514,613
MFS High Income Fund	452,279	37,787	(26,049)	464,017
MFS Inflation-Adjusted Bond Fund	472,475	59,099	(31,721)	499,853
MFS International Growth Fund	22,267	3,026	(4,228)	21,065
MFS International Value Fund	21,802	2,943	(3,404)	21,341
MFS Limited Maturity Fund	1,481,302	289,709	(53,802)	1,717,209
MFS Mid Cap Growth Fund	178,914	42,047	(30,749)	190,212
MFS Mid Cap Value Fund	121,879	28,436	(19,571)	130,744
MFS New Discovery Fund	43,915	10,881	(8,830)	45,966
MFS Research Bond Fund	1,146,892	154,344	(192,045)	1,109,191
MFS Research Fund	176,022	43,056	(39,000)	180,078
MFS Research International Fund	104,127	19,586	(19,062)	104,651
MFS Value Fund	50,387	7,493	(8,615)	49,265

Notes to Financial Statements (unaudited) – continued

	Lifetime 2010 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$6,012	$—	$—	$537,440
MFS Core Growth Fund	2,551	—	—	1,072,007
MFS Diversified Target Return Fund	(932)	—	—	1,068,610
MFS Emerging Markets Debt Fund	137,443	—	19,211	536,173
MFS Global Bond Fund	1,979	—	24,141	2,680,287
MFS Global Real Estate Fund	(415)	28,823	590	532,779
MFS Government Securities Fund	778	—	83,027	5,357,120
MFS High Income Fund	119	—	58,630	1,610,139
MFS Inflation-Adjusted Bond Fund	(64)	—	58,768	5,358,428
MFS International Growth Fund	4,610	—	—	533,793
MFS International Value Fund	(137)	—	—	535,236
MFS Limited Maturity Fund	(7,712)	—	175,608	10,715,386
MFS Mid Cap Growth Fund	9,334	—	—	1,612,998
MFS Mid Cap Value Fund	8,818	—	—	1,602,919
MFS New Discovery Fund	11,093	—	—	1,074,693
MFS Research Bond Fund	11,806	—	—	11,790,699
MFS Research Fund	(27,690)	—	227,423	4,273,243
MFS Research International Fund	(1,328)	—	—	1,604,295
MFS Value Fund	3,868	—	8,884	1,067,577
	$160,133	$28,823	$656,282	$53,563,822

	Lifetime 2020 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	316,275	(26,941)	289,334
MFS Core Growth Fund	576,706	44,592	(81,057)	540,241
MFS Diversified Target Return Fund	111,822	17,090	(1,283)	127,629
MFS Emerging Markets Debt Fund	366,325	19,638	(157,932)	228,031
MFS Emerging Markets Equity Fund	3,317	—	(3,311)	6
MFS Global Bond Fund	—	543,812	(12,876)	530,936
MFS Global Real Estate Fund	148,570	17,383	(15,413)	150,540
MFS Government Securities Fund	960,596	190,996	(33,296)	1,118,296
MFS High Income Fund	1,586,806	158,635	(51,637)	1,693,804
MFS Inflation-Adjusted Bond Fund	525,347	52,605	(28,253)	549,699
MFS International Growth Fund	142,812	8,919	(13,853)	137,878
MFS International New Discovery Fund	59,072	2,475	(7,935)	53,612
MFS International Value Fund	139,720	8,662	(9,016)	139,366
MFS Limited Maturity Fund	—	20,311	—	20,311
MFS Mid Cap Growth Fund	919,813	104,087	(53,732)	970,168
MFS Mid Cap Value Fund	628,107	59,795	(24,576)	663,326
MFS New Discovery Fund	151,343	13,273	(14,343)	150,273
MFS Research Bond Fund	1,464,962	195,496	(337,347)	1,323,111
MFS Research Fund	398,674	41,554	(47,056)	393,172
MFS Research International Fund	458,758	30,273	(32,248)	456,783
MFS Value Fund	443,775	36,592	(50,592)	429,775

Notes to Financial Statements (unaudited) – continued

	Lifetime 2020 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$30,425	$—	$—	$3,541,441
MFS Core Growth Fund	(354,247)	—	—	9,378,580
MFS Diversified Target Return Fund	(377)	—	—	1,180,571
MFS Emerging Markets Debt Fund	147,689	—	96,060	3,507,113
MFS Emerging Markets Equity Fund	38,305	—	—	187
MFS Global Bond Fund	3,404	—	52,584	5,829,679
MFS Global Real Estate Fund	4,720	130,368	2,669	2,321,327
MFS Government Securities Fund	1,339	—	173,283	11,641,458
MFS High Income Fund	(23,868)	—	208,539	5,877,502
MFS Inflation-Adjusted Bond Fund	1,630	—	64,239	5,892,775
MFS International Growth Fund	14,154	—	—	3,493,818
MFS International New Discovery Fund	(41,479)	—	—	1,156,412
MFS International Value Fund	(63)	—	—	3,495,309
MFS Limited Maturity Fund	—	—	183	126,738
MFS Mid Cap Growth Fund	(103,706)	—	—	8,227,027
MFS Mid Cap Value Fund	(71,889)	—	—	8,132,374
MFS New Discovery Fund	35,260	—	—	3,513,387
MFS Research Bond Fund	26,843	—	270,848	14,064,665
MFS Research Fund	(158,255)	—	—	9,329,983
MFS Research International Fund	(135,453)	—	—	7,002,480
MFS Value Fund	(295,459)	—	72,341	9,313,218
	$(881,027)	$130,368	$940,746	$117,026,044

	Lifetime 2030 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	324,935	(13,132)	311,803
MFS Core Growth Fund	543,417	61,102	(46,434)	558,085
MFS Diversified Target Return Fund	36,765	11,095	(1,871)	45,989
MFS Emerging Markets Debt Fund	117,669	16,695	(50,847)	83,517
MFS Emerging Markets Equity Fund	37,575	1,646	(1,764)	37,457
MFS Global Bond Fund	—	157,807	(2,249)	155,558
MFS Global Real Estate Fund	202,580	27,575	(14,257)	215,898
MFS High Income Fund	510,365	130,264	(22,029)	618,600
MFS Inflation-Adjusted Bond Fund	270,614	49,738	(24,612)	295,740
MFS International Growth Fund	192,314	12,139	(6,864)	197,589
MFS International New Discovery Fund	116,373	5,721	(5,842)	116,252
MFS International Value Fund	188,449	16,812	(4,904)	200,357
MFS Mid Cap Growth Fund	904,776	110,450	(62,515)	952,711
MFS Mid Cap Value Fund	616,499	69,459	(36,827)	649,131
MFS New Discovery Fund	154,088	16,565	(7,562)	163,091
MFS Research Bond Fund	266,181	38,462	(86,362)	218,281
MFS Research Fund	278,954	35,813	(32,380)	282,387
MFS Research International Fund	414,709	31,831	(36,848)	409,692
MFS Value Fund	419,811	59,438	(34,308)	444,941

Notes to Financial Statements (unaudited) – continued

	Lifetime 2030 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$5,706	$—	$—	$3,816,468
MFS Core Growth Fund	(197,198)	—	—	9,688,354
MFS Diversified Target Return Fund	(558)	—	—	425,401
MFS Emerging Markets Debt Fund	1,937	—	31,638	1,284,498
MFS Emerging Markets Equity Fund	(607)	—	—	1,252,181
MFS Global Bond Fund	145	—	14,315	1,708,027
MFS Global Real Estate Fund	(12,421)	175,063	3,584	3,329,139
MFS High Income Fund	(9,166)	—	69,034	2,146,543
MFS Inflation-Adjusted Bond Fund	2,814	—	32,851	3,170,330
MFS International Growth Fund	(7,340)	—	—	5,006,911
MFS International New Discovery Fund	(21,426)	—	—	2,507,550
MFS International Value Fund	(8,095)	—	—	5,024,956
MFS Mid Cap Growth Fund	(129,176)	—	—	8,078,991
MFS Mid Cap Value Fund	(101,148)	—	—	7,958,339
MFS New Discovery Fund	4,872	—	—	3,813,073
MFS Research Bond Fund	10,322	—	44,944	2,320,328
MFS Research Fund	(153,318)	—	—	6,701,051
MFS Research International Fund	(233,509)	—	—	6,280,572
MFS Value Fund	(245,639)	—	70,701	9,641,873
	$(1,093,805)	$175,063	$267,067	$84,154,585

	Lifetime 2040 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	247,027	(8,650)	238,377
MFS Core Growth Fund	381,674	48,967	(30,826)	399,815
MFS Emerging Markets Equity Fund	33,110	2,250	(901)	34,459
MFS Global Real Estate Fund	167,528	24,828	(6,634)	185,722
MFS Inflation Adjusted Bond Fund	125,255	21,598	(12,275)	134,578
MFS International Growth Fund	148,852	12,998	(3,188)	158,662
MFS International New Discovery Fund	101,594	7,805	(2,419)	106,980
MFS International Value Fund	145,374	17,587	(2,273)	160,688
MFS Mid Cap Growth Fund	669,892	91,852	(72,333)	689,411
MFS Mid Cap Value Fund	457,555	58,202	(46,237)	469,520
MFS New Discovery Fund	115,467	15,370	(5,988)	124,849
MFS Research Bond Fund	123,129	24,188	(11,504)	135,813
MFS Research Fund	188,663	26,955	(21,821)	193,797
MFS Research International Fund	278,747	26,551	(5,116)	300,182
MFS Value Fund	294,281	46,989	(23,014)	318,256

Notes to Financial Statements (unaudited) – continued

	Lifetime 2040 Fund – continued
Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$3,039	$—	$—	$2,917,730
MFS Core Growth Fund	(128,073)	—	—	6,940,793
MFS Emerging Markets Equity Fund	(1,197)	—	—	1,151,967
MFS Global Real Estate Fund	(21,034)	145,898	2,987	2,863,826
MFS Inflation Adjusted Bond Fund	1,469	—	15,191	1,442,677
MFS International Growth Fund	(2,546)	—	—	4,020,495
MFS International New Discovery Fund	(5,374)	—	—	2,307,565
MFS International Value Fund	(4,260)	—	—	4,030,065
MFS Mid Cap Growth Fund	(130,219)	—	—	5,846,207
MFS Mid Cap Value Fund	(100,303)	—	—	5,756,316
MFS New Discovery Fund	3,756	—	—	2,918,971
MFS Research Bond Fund	876	—	26,279	1,443,694
MFS Research Fund	(97,598)	—	—	4,598,799
MFS Research International Fund	(30,157)	—	—	4,601,793
MFS Value Fund	(159,171)	—	50,492	6,896,601
	$(670,792)	$145,898	$94,949	$57,737,499

	Lifetime 2050 Fund
Underlying Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Commodity Strategy Fund	—	3,536	(34)	3,502
MFS Core Growth Fund	—	5,944	(74)	5,870
MFS Emerging Markets Equity Fund	—	508	—	508
MFS Global Real Estate Fund	—	2,749	(3)	2,746
MFS Inflation Adjusted Bond Fund	—	1,968	—	1,968
MFS International Growth Fund	—	2,344	(1)	2,343
MFS International New Discovery Fund	—	1,579	(1)	1,578
MFS International Value Fund	—	2,355	—	2,355
MFS Mid Cap Growth Fund	—	10,190	(125)	10,065
MFS Mid Cap Value Fund	—	6,929	(32)	6,897
MFS New Discovery Fund	—	1,835	(21)	1,814
MFS Research Bond Fund	—	1,973	—	1,973
MFS Research Fund	—	2,858	(11)	2,847
MFS Research International Fund	—	4,429	(1)	4,428
MFS Value Fund	—	4,975	—	4,975

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$28	$—	$—	$42,869
MFS Core Growth Fund	78	—	—	101,909
MFS Emerging Markets Equity Fund	1	—	—	16,973
MFS Global Real Estate Fund	3	—	—	42,345
MFS Inflation Adjusted Bond Fund	—	—	53	21,096
MFS International Growth Fund	1	—	—	59,377
MFS International New Discovery Fund	1	—	—	34,029
MFS International Value Fund	—	—	—	59,061
MFS Mid Cap Growth Fund	23	—	—	85,354
MFS Mid Cap Value Fund	13	—	—	84,554
MFS New Discovery Fund	26	—	—	42,402
MFS Research Bond Fund	—	—	99	20,972
MFS Research Fund	—	—	—	67,564
MFS Research International Fund	1	—	—	67,886
MFS Value Fund	—	—	342	101,304
	$175	$—	$494	$847,695

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENTS

MFS Lifetime Funds

MFS Lifetime Retirement Income Fund

MFS Lifetime 2010 Fund

MFS Lifetime 2020 Fund

MFS Lifetime 2030 Fund

MFS Lifetime 2040 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their investment advisory arrangements at their meetings throughout the year, including a review of the performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2010 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for the one and three-year periods ended December 31, 2009 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and for the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Lifetime Retirement Income Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the

Board Review of Investment Advisory Agreements – continued

5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2009 relative to the Lipper performance universe.

MFS Lifetime 2010 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period ended December 31, 2009 relative to the Lipper performance universe.

MFS Lifetime 2020 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2009 relative to the Lipper performance universe.

MFS Lifetime 2030 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for the one-year period ended December 31, 2009 relative to the Lipper performance universe.

MFS Lifetime 2040 Fund

Based on information provided by Lipper Inc., the Trustees reviewed the total return investment performance of the Fund’s shares as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2009, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period ended December 31, 2009 relative to the Lipper performance universe.

General

Each Fund commenced investment operations on September 29, 2005; therefore, no performance data for the five-year period was available. Because of the passage of time, this performance is likely to differ from performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account the limited operating history of the Funds and information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval.

Board Review of Investment Advisory Agreements – continued

In assessing the reasonableness of the Funds’ expenses the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Lifetime Retirement Income Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Lifetime 2010 Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Lifetime 2020 Fund’s total expense ratio was approximately at the Lipper expense group median; (iv) the MFS Lifetime 2030 Fund’s total expense ratio was higher than the Lipper expense group median; and (v) the MFS Lifetime 2040 Fund’s total expense ratio was higher than the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and other similar services, and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be approved for an additional one-year period, commencing August 1, 2010.

A discussion regarding the Board’s most recent review and renewal of each fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

Board Review of Investment Advisory Agreements – continued

MFS Lifetime 2050 Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, initially approve the Fund’s investment advisory agreement with MFS (the “Agreement”) and, beginning on the second anniversary of the initial effective date of the Agreement, annually approve the continuation of the Agreement. In July 2010, the Board met to consider the initial approval of the Agreement (“the initial review meeting”). The independent Trustees were assisted in their evaluation of the Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the Agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the Agreement and other arrangements with the Fund.

In connection with their initial review meeting, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s proposed advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”) and (ii) descriptions of various functions to be performed by MFS for the Fund, such as compliance monitoring and portfolio trading practices. In addition, in connection with the independent Trustees’ meetings in May, June and July, 2010 (the “contract review meetings”) for the purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the “MFS Funds”), the independent Trustees received: (i) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the MFS Funds as a whole, and compared to MFS’ institutional business (ii) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, and (iii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the initial approval of the Agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Because the Fund is newly organized and had not begun investment operations at the time of the initial review meeting, the Fund had no investment performance for the Trustees to review.

The Trustees considered that MFS will not charge any advisory fees for providing investment advisory services to the Fund, but that the Fund will pay a pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”). The Trustees also considered that MFS will observe an expense limitation for the Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s proposed advisory fee and the estimated total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc, noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate was above the Lipper expense group median and the Fund’s total expense ratio was below the Lipper expense group median.

Because the Fund will not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for Fund shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees did not consider MFS’ costs and profits with respect to the Fund because the Fund has no operating history with MFS as its adviser. The Trustees considered information prepared by MFS relating to MFS’ costs and profits with respect to the MFS Funds considered as a group, and other investment companies and institutional accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreements – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund will pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS may perform or arrange for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services to be provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be approved for an initial two-year period, commencing upon its effective date, as set forth in the agreement.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

CONTACT US

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Investment professionals

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

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ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

A schedule of investments of each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: December 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: December 16, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 16, 2010

*	Print name and title of each signing officer under his or her signature.